UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3614
Rochester Fund Municipals
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: December 31
Date of reporting period: 06/30/2010

Item 1. Reports to Stockholders.
June 30, 2010 Management Rochester Fund Commentary and Municipals Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SE MIANNUAL R E P O RT Listing of Top Holdings Listing of Investments Financial Statements OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron’s/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results. 1234

TOP HOLDINGS AND ALLOCATIONS
Top Ten Categories

Tobacco—Master Settlement Agreement	17.1%
Sales Tax Revenue	8.3
Electric Utilities	8.1
Airlines	8.0
Marine/Aviation Facilities	5.0
General Obligation	4.9
Tax Increment Financing (TIF)	4.9
Highways/Commuter Facilities	4.6
Hospital/Health Care	4.5
Non Profit Organization	3.9
Portfolio holdings are subject to change. Percentages are as of June 30, 2010, and are based on total assets.
Credit Allocation

	NRSRO-	Manager-
	rated	rated	Total

AAA	2.4%	—%	2.4%
AA	10.4	1.2	11.6
A	25.9	0.5	26.4
BBB	29.5	5.6	35.1
BB or lower	13.9	10.6	24.5
Total	82.1%	17.9%	100.0%
The Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”), determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the Manager may use its own credit analysis to assign ratings in denominations similar to those of S&P.
The percentages above are based on the market value of the Fund’s securities as of 6/30/10 and are subject to change; market value does not include cash. AAA, AA, A and BBB are investment-grade ratings. More information about securities ratings is contained in the Fund’s Statement of Additional Information.
14 | ROCHESTER FUND MUNICIPALS

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Rochester Fund Municipals. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 5/15/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 3/17/97. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 4/28/00. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
15 | ROCHESTER FUND MUNICIPALS

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
16 | ROCHESTER FUND MUNICIPALS

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	January 1, 2010	June 30, 2010	June 30, 2010

Actual
Class A	$1,000.00	$1,065.40	$4.77
Class B	1,000.00	1,060.60	9.60
Class C	1,000.00	1,061.00	9.24
Class Y	1,000.00	1,066.80	4.11

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.18	4.67
Class B	1,000.00	1,015.52	9.39
Class C	1,000.00	1,015.87	9.04
Class Y	1,000.00	1,020.83	4.02
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended June 30, 2010 are as follows:

Class	Expense Ratios

Class A	0.93%
Class B	1.87
Class C	1.80
Class Y	0.80
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
17 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS June 30, 2010 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—116.0%
New York—80.1%
$1,035,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.375%		12/01/2024	$1,032,381
1,700,000	Albany County, NY IDA (Albany College of Pharmacy)[1]	5.625		12/01/2034	1,681,011
605,000	Albany County, NY IDA (Wildwood Programs)[1]	4.900		07/01/2021	514,565
1,420,000	Albany, NY Hsg. Authority (Lark Drive)[1]	5.500		12/01/2028	1,437,736
1,315,000	Albany, NY IDA (Albany Medical Center)[1]	6.000		05/01/2019	1,315,723
2,460,000	Albany, NY IDA (Albany Medical Center)[1]	6.000		05/01/2029	2,277,985
150,000	Albany, NY IDA (Albany Municipal Golf Course Clubhouse)[1]	7.500		05/01/2012	151,311
760,000	Albany, NY IDA (Albany Rehabilitation)[1]	8.375		06/01/2023	762,979
3,125,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2027	2,828,000
1,350,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2032	1,173,771
900,000	Albany, NY IDA (Brighter Choice Charter School)[1]	5.000		04/01/2037	760,761
7,005,000	Albany, NY IDA (Charitable Leadership)	5.750		07/01/2026	5,511,394
900,000	Albany, NY IDA (New Covenant Charter School)[2]	7.000		05/01/2025	359,973
1,185,000	Albany, NY IDA (Sage Colleges)[1]	5.250		04/01/2019	1,087,178
1,760,000	Albany, NY IDA (Sage Colleges)[1]	5.300		04/01/2029	1,449,994
895,000	Albany, NY Parking Authority[1]	5.625		07/15/2025	908,658
1,770,000	Albany, NY Parking Authority	7.052	[3]	11/01/2017	1,256,116
790,000	Amherst, NY IDA (Asbury Pointe)[1]	5.800		02/01/2015	790,087
45,000	Amherst, NY IDA (Asbury Pointe)[1]	6.000		02/01/2023	41,769
3,000,000	Amherst, NY IDA (Asbury Pointe)[1]	6.000		02/01/2029	2,646,900
5,350,000	Amherst, NY IDA (Beechwood Health Care Center)[1]	5.200		01/01/2040	3,796,146
25,000	Amherst, NY IDA (UBF Faculty-Student Hsg. Corp.)[1]	5.250		08/01/2031	23,924
975,000	Blauvelt, NY Volunteer Fire Company[1]	6.250		10/15/2017	949,514
2,735,000	Brookhaven, NY IDA (Enecon Corp.)[1]	6.300		01/01/2033	2,161,744
2,285,000	Brookhaven, NY IDA (Stony Brook Foundation)[1]	6.500		11/01/2020	2,298,253
15,700,000	Brooklyn, NY Local Devel. Corp. (Barclays Center Arena)[1]	6.375		07/15/2043	16,285,139
1,650,000	Broome County, NY IDA (Good Shepard Village)[1]	6.750		07/01/2028	1,439,427
1,550,000	Broome County, NY IDA (Good Shepard Village)[1]	6.875		07/01/2040	1,302,357
95,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2025	74,623
3,030,000	Broome County, NY IDA (University Plaza)[1]	5.000		08/01/2036	2,107,668
1,000,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2030	744,510
1,250,000	Broome County, NY IDA (University Plaza)[1]	5.100		08/01/2036	883,438
3,000,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2030	2,264,190
4,450,000	Broome County, NY IDA (University Plaza)[1]	5.200		08/01/2036	3,194,611
3,000,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)[1]	5.750		11/01/2030	2,690,580
915,000	Canton, NY Human Services Initiatives[1]	5.700		09/01/2024	908,778
18 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,155,000	Canton, NY Human Services Initiatives[1]	5.750%		09/01/2032	$1,103,406
1,465,000	Cattaraugus County, NY IDA (St. Bonaventure University)[1]	5.450		09/15/2019	1,465,718
10,515,000	Cayuga County, NY COP (Auburn Memorial Hospital)[1]	6.000		01/01/2021	10,515,946
1,800,000	Chautauqua County, NY IDA (Woman’s Christian Assoc. of Jamestown)[1]	6.400		11/15/2029	1,615,392
95,000	Chautauqua, NY Utility District[1]	5.000		06/01/2023	98,249
105,000	Chautauqua, NY Utility District[1]	5.000		06/01/2025	107,786
1,020,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	4.850		07/01/2023	1,018,337
1,515,000	Chemung County, NY IDA (Hathorn Redevel. Company)[1]	5.000		07/01/2033	1,468,686
3,835,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.000		01/01/2013	3,136,685
4,000,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.350		01/01/2013	3,271,680
4,910,000	Chemung County, NY IDA (St. Joseph’s Hospital)	6.500		01/01/2019	3,883,810
600,000	Clifton Springs, NY Hospital & Clinic[1]	7.650		01/01/2012	600,462
2,200,000	Clifton Springs, NY Hospital & Clinic[1]	8.000		01/01/2020	2,201,782
35,000	Cohoes, NY GO	6.200		03/15/2012	35,035
25,000	Cohoes, NY GO1	6.200		03/15/2013	25,019
25,000	Cohoes, NY GO1	6.250		03/15/2014	25,016
25,000	Cohoes, NY GO1	6.250		03/15/2015	25,009
25,000	Cohoes, NY GO1	6.250		03/15/2016	25,004
1,100,000	Columbia County, NY IDA (Berkshire Farms)[1]	7.500		12/15/2014	1,037,894
3,300,000	Corinth, NY IDA (International Paper Company)[1]	5.750		02/01/2022	3,309,999
40,000	Corinth, NY IDA (International Paper Company)	5.850		12/01/2020	40,010
5,370,000	Cortland County, NY IDA (Cortland Memorial Hospital)[1]	5.250		07/01/2032	5,005,484
2,300,000	Dutchess County, NY IDA (Elant Fishkill)[1]	5.250		01/01/2037	1,713,270
800,000	Dutchess County, NY IDA (St. Francis Hospital)[1]	7.500		03/01/2029	801,336
1,000,000	Dutchess County, NY Water & Wastewater Authority	5.400	[3]	06/01/2027	490,070
3,155,000	East Rochester, NY Hsg. Authority (Episcopal Senior Hsg.)[1]	7.750		10/01/2032	3,137,868
1,355,000	East Rochester, NY Hsg. Authority (Gates Senior Hsg.)[1]	6.125		04/20/2043	1,437,885
2,345,000	East Rochester, NY Hsg. Authority (Jefferson Park Apartments)[1]	6.750		03/01/2030	2,184,602
1,700,000	East Rochester, NY Hsg. Authority (Woodland Village)[1]	5.500		08/01/2033	1,444,303
3,225,000	Elmira, NY Hsg. Authority (Eastgate Apartments)[1]	6.250		06/01/2044	2,644,629
1,925,000	Erie County, NY IDA (Air Cargo)[1]	8.500		10/01/2015	1,928,484
4,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.750		06/01/2025	3,931,560
7,000,000	Erie County, NY IDA (Charter School Applied Tech)[1]	6.875		06/01/2035	6,711,950
1,960,000	Erie County, NY IDA (DePaul Properties)[1]	5.750		09/01/2028	1,429,369
19 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,255,000	Erie County, NY IDA (DePaul Properties)[1]	6.500%		09/01/2018	$1,961,534
1,775,000	Erie County, NY IDA (Global Concepts Charter School)[1]	6.250		10/01/2037	1,566,988
11,310,000	Erie County, NY IDA (Medaille College)[1]	7.625		04/01/2035	11,916,216
3,515,000	Erie County, NY IDA (Medaille College)[1]	8.250		11/01/2026	3,637,533
9,900,000	Erie County, NY IDA (Orchard Park CCRC)	6.000		11/15/2026	8,445,690
9,250,000	Erie County, NY IDA (Orchard Park CCRC)	6.000		11/15/2036	7,179,018
5,510,000	Erie County, NY IDA (The Episcopal Church Home)[1]	6.000		02/01/2028	5,510,551
25,290,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2038	19,603,291
72,595,000	Erie County, NY Tobacco Asset Securitization Corp.[1]	5.000		06/01/2045	54,396,159
93,000,000	Erie County, NY Tobacco Asset Securitization Corp.	6.140	[3]	06/01/2047	3,467,970
135,450,000	Erie County, NY Tobacco Asset Securitization Corp.	6.488	[3]	06/01/2050	3,195,266
194,300,000	Erie County, NY Tobacco Asset Securitization Corp.	7.196	[3]	06/01/2055	2,088,725
1,024,000,000	Erie County, NY Tobacco Asset Securitization Corp.	7.650	[3]	06/01/2060	6,645,760
1,410,000	Essex County, NY IDA (International Paper Company)[1]	4.600		03/01/2027	1,219,777
2,300,000	Essex County, NY IDA (International Paper Company)[1]	6.450		11/15/2023	2,316,284
1,500,000	Essex County, NY IDA (International Paper Company)[1]	6.625		09/01/2032	1,571,520
30,000	Essex County, NY IDA (Moses Ludington Nursing Home)[1]	6.200		02/01/2030	30,334
975,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	1,007,555
320,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.000		06/01/2020	330,685
1,235,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	1,262,331
410,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	419,073
1,100,000	Essex County, NY IDA (North Country Community College Foundation)[1]	5.300		06/01/2035	1,096,931
9,300,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200		12/01/2023	9,059,595
4,440,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.200		03/01/2028	4,119,787
1,850,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500		08/15/2022	1,845,005
1,625,000	Essex County, NY IDA Solid Waste Disposal (International Paper Company)[1]	5.500		10/01/2026	1,565,704
5,680,000	Franklin County, NY IDA (Adirondack Medical Center)[1]	5.500		12/01/2029	5,687,384
900,000	Franklin County, NY IDA (North Country Community College Foundation)[1]	5.200		06/01/2025	919,917
3,475,000	Glen Cove, NY IDA (SLCD)[1]	7.375		07/01/2023	3,513,295
1,125,000	Green Island, NY Power Authority[1]	5.125		12/15/2024	1,113,098
20 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$2,370,000	Green Island, NY Power Authority[1]	6.000%	12/15/2020	$2,429,108
1,695,000	Green Island, NY Power Authority[1]	6.000	12/15/2025	1,727,036
150,000	Hempstead, NY IDA (Dentaco Corp.)[1]	7.250	11/01/2012	149,153
1,270,000	Hempstead, NY IDA (Dentaco Corp.)[1]	8.250	11/01/2025	1,271,994
8,675,000	Hempstead, NY IDA (Franklin Hospital Medical Center)[1]	6.375	11/01/2018	8,730,780
7,850,000	Hempstead, NY IDA (Franklin Hospital Medical Center)[1]	7.750	11/01/2022	8,204,899
25,260,000	Hempstead, NY IDA (Lynbrook Facilities)[1]	6.500	11/01/2042	19,573,216
3,665,000	Hempstead, NY IDA (Peninsula Counseling Center)[1]	6.500	11/01/2038	3,228,755
5,920,000	Hempstead, NY IDA (South Shore Y JCC)[1]	6.750	11/01/2024	5,324,626
850,000	Herkimer County, NY IDA (Folts Adult Home)[1]	5.500	03/20/2040	901,944
1,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.250	08/01/2034	1,002,980
1,285,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.400	11/01/2020	1,286,452
2,000,000	Herkimer County, NY IDA (Herkimer County College Foundation)[1]	6.500	11/01/2030	1,857,460
95,000	Herkimer, NY Hsg. Authority	7.150	03/01/2011	95,427
67,340,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	66,027,543
369,180,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2047	361,984,682
135,000	Huntington, NY Hsg. Authority (GJSR)[1]	5.875	05/01/2019	124,575
1,000,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000	05/01/2029	866,470
8,500,000	Huntington, NY Hsg. Authority (GJSR)[1]	6.000	05/01/2039	7,028,140
710,000	Islip, NY IDA (Leeway School)[1]	9.000	08/01/2021	711,321
16,025,000	Islip, NY IDA (Southside Hospital Civic Facilities)[1]	7.750	12/01/2022	16,086,376
9,695,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250	12/01/2031	8,591,418
1,125,000	Islip, NY IDA (United Cerebral Palsy Assoc.)[1]	6.250	12/01/2031	996,941
60,000	L.I., NY Power Authority, Series A1	5.125	09/01/2029	60,385
5,300,000	Madison County, NY IDA (Commons II Student Hsg.)[1]	5.000	06/01/2040	4,957,143
850,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2028	835,159
1,100,000	Madison County, NY IDA (Morrisville State College Foundation)[1]	5.000	06/01/2032	1,054,713
1,320,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.300	02/01/2021	1,297,916
5,500,000	Madison County, NY IDA (Oneida Healthcare Center)[1]	5.350	02/01/2031	4,913,260
570,000	Middletown, NY IDA (Flanagan Design & Display)[1]	7.500	11/01/2018	516,716
1,255,000	Middletown, NY IDA (YMCA)[1]	7.000	11/01/2019	1,261,313
50,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.750	05/01/2023	48,454
165,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.875	05/01/2033	190,664
860,000	Monroe County, NY IDA (Cloverwood Senior Living)[1]	6.875	05/01/2033	835,155
3,885,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	5.875	02/01/2028	2,893,781
21 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$4,925,000	Monroe County, NY IDA (DePaul Community Facilities)[1]	5.950%		08/01/2028	$4,294,945
4,025,000	Monroe County, NY IDA (DePaul Properties)[1]	6.150		09/01/2021	3,290,156
2,480,000	Monroe County, NY IDA (Parma Senior Hsg. Assoc.)[1]	6.500		12/01/2042	2,212,309
2,890,000	Monroe County, NY IDA (Rochester Institute of Technology)[1]	5.375		04/01/2029	2,744,113
2,260,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.250		06/01/2026	2,186,505
3,210,000	Monroe County, NY IDA (St. John Fisher College)[1]	5.375		06/01/2024	3,215,393
2,175,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.375		07/01/2032	1,731,474
3,660,000	Monroe County, NY IDA (Summit at Brighton)[1]	5.500		07/01/2027	3,021,110
735,000	Monroe County, NY IDA (Volunteers of America)[1]	5.700		08/01/2018	686,894
2,765,000	Monroe County, NY IDA (Volunteers of America)[1]	5.750		08/01/2028	2,339,218
650,000,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.701	[3]	06/01/2061	3,815,500
580,000	Monroe, NY Newpower Corp[1]	5.625		01/01/2026	569,711
2,265,000	Monroe, NY Newpower Corp.[1]	5.500		01/01/2034	2,122,464
600,000	Mount Vernon, NY IDA (Kings Court)[1]	5.200		12/01/2033	606,174
3,275,000	Mount Vernon, NY IDA (Macedonia Towers)[1]	5.200		12/01/2033	2,936,169
2,240,000	Mount Vernon, NY IDA (Meadowview)[1]	6.150		06/01/2019	2,209,693
2,600,000	Mount Vernon, NY IDA (Meadowview)[1]	6.200		06/01/2029	2,422,082
802,824	Municipal Assistance Corp. for Troy, NY	5.733	[3]	07/15/2021	515,590
1,218,573	Municipal Assistance Corp. for Troy, NY	5.741	[3]	01/15/2022	758,428
700,000	Nassau County, NY IDA (ACDS)[1]	5.950		11/01/2022	640,836
440,000	Nassau County, NY IDA (ALIA-ACDS)[1]	7.500		06/01/2015	449,227
2,975,000	Nassau County, NY IDA (ALIA-ACLD)[1]	6.250		09/01/2022	2,798,285
165,000	Nassau County, NY IDA (ALIA-ACLD)[1]	7.125		06/01/2017	167,805
220,000	Nassau County, NY IDA (ALIA-ACLD)[1]	7.500		06/01/2015	224,613
4,190,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.000		11/01/2016	4,252,515
2,395,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.125		06/01/2017	2,435,715
1,105,000	Nassau County, NY IDA (ALIA-CSMR)[1]	7.500		06/01/2015	1,128,172
95,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.125		06/01/2012	97,171
1,360,000	Nassau County, NY IDA (ALIA-FREE)[1]	7.500		06/01/2015	1,388,519
4,030,000	Nassau County, NY IDA (ALIA-FREE)[1]	8.150		06/01/2030	4,105,885
6,065,000	Nassau County, NY IDA (ALIA-FREE)[1]	8.250		06/01/2032	6,240,157
640,000	Nassau County, NY IDA (ALIA-HH)[1]	7.125		06/01/2017	650,880
490,000	Nassau County, NY IDA (ALIA-HHS)[1]	7.125		06/01/2017	498,330
120,000	Nassau County, NY IDA (ALIA-LVH)[1]	7.500		06/01/2015	122,516
12,500,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700		01/01/2043	12,385,500
330,000	Nassau County, NY IDA (CNGCS)[1]	7.500		06/01/2030	336,920
2,245,000	Nassau County, NY IDA (CNGCS)[1]	8.150		06/01/2030	2,287,273
4,900,000	Nassau County, NY IDA (CSMR)[1]	5.950		11/01/2022	4,485,852
600,000	Nassau County, NY IDA (Epilepsy Foundation of L.I.)[1]	5.950		11/01/2022	549,288
22 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$1,660,000	Nassau County, NY IDA (Hispanic Counseling Center)[1]	6.500%		11/01/2037	$1,464,684
3,150,000	Nassau County, NY IDA (Keyspan-Glenwood Energy Center)[1]	5.250		06/01/2027	3,182,918
625,000	Nassau County, NY IDA (Life’s WORCA)[1]	5.950		11/01/2022	572,175
3,615,000	Nassau County, NY IDA (Little Village School)[1]	7.500		12/01/2031	3,651,981
1,000,000	Nassau County, NY IDA (New York Institute of Technology)[1]	4.750		03/01/2026	990,130
3,535,000	Nassau County, NY IDA (New York Water Service Corp.)[1]	5.000		12/01/2035	3,308,159
2,115,000	Nassau County, NY IDA (North Shore CFGA)[1]	6.750		05/01/2024	2,060,433
1,300,000	Nassau County, NY IDA (PLUS Group Home)[1]	6.150		11/01/2022	1,211,314
1,555,000	Nassau County, NY IDA (United Cerebral Palsy)[1]	6.250		11/01/2014	1,549,449
645,000	Nassau County, NY IDA (United Veteran’s Beacon House)[1]	6.500		11/01/2037	569,109
610,000	Nassau County, NY IDA, Series A-A1	6.000		07/02/2021	569,588
6,600,000	Nassau County, NY IDA, Series A-B1	6.000		07/01/2021	6,162,750
655,000	Nassau County, NY IDA, Series A-C1	6.000		07/01/2021	611,606
745,000	Nassau County, NY IDA, Series A-D1	6.000		07/01/2021	695,644
122,875,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.125		06/01/2046	93,892,474
9,000,000	Nassau County, NY Tobacco Settlement Corp.[1]	5.250		06/01/2026	8,436,240
20,000,000	Nassau County, NY Tobacco Settlement Corp.	5.820	[3]	06/01/2046	968,400
105,975,000	Nassau County, NY Tobacco Settlement Corp.	6.221	[3]	06/01/2046	4,320,601
1,055,215,000	Nassau County, NY Tobacco Settlement Corp.	6.537	[3]	06/01/2060	9,739,634
40,000,000	Nassau County, NY Tobacco Settlement Corp.	7.351	[3]	06/01/2060	259,600
22,780,000	Nassau County, NY Tobacco Settlement Corp. (TASC)[1]	5.000		06/01/2035	17,865,215
13,010,000	New Rochelle, NY IDA (College of New Rochelle)[1]	5.250		07/01/2027	13,045,127
3,670,000	New Rochelle, NY IDA (Soundview Apartments)[1]	5.375		04/01/2036	3,674,991
3,300,000	Niagara County, NY IDA (American Ref-Fuel Company)[1]	5.550		11/15/2024	3,326,829
2,810,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	2,672,422
1,500,000	Niagara County, NY IDA (Niagara University)[1]	5.350		11/01/2023	1,520,565
5,400,000	Niagara County, NY IDA (Niagara University)[1]	5.400		11/01/2031	5,425,434
2,600,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.550		11/15/2024	2,670,018
7,250,000	Niagara County, NY IDA (Solid Waste Disposal)[1]	5.625		11/15/2024	7,445,025
20,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	5.750		05/15/2022	19,859
1,480,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2034	1,432,684
6,295,000	Niagara County, NY Tobacco Asset Securitization Corp.[1]	6.250		05/15/2040	5,992,840
125,000	Niagara Falls, NY Public Water Authority[1]	5.500		07/15/2034	126,696
23 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$355,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.000%		04/01/2028	$335,400
1,610,000	Niagara, NY Frontier Transportation Authority (Buffalo Niagara International Airport)[1]	5.625		04/01/2029	1,612,962
3,000,000	North Tonawanda, NY HDC (Bishop Gibbons Associates)[1]	7.375		12/15/2021	3,599,670
500,000	NY Carnegie Redevel. Corp.	7.000		09/01/2021	417,235
7,455,000	NY Counties Tobacco Trust I1	6.250		06/01/2028	7,359,725
6,235,000	NY Counties Tobacco Trust I	6.500		06/01/2035	6,188,923
19,230,000	NY Counties Tobacco Trust I	6.625		06/01/2042	19,203,270
29,800,000	NY Counties Tobacco Trust II (TASC)[1]	5.625		06/01/2035	26,252,310
53,880,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	47,528,087
245,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	224,271
7,000,000	NY Counties Tobacco Trust IV1	5.000		06/01/2038	5,425,980
131,335,000	NY Counties Tobacco Trust IV	5.920	[3]	06/01/2050	3,749,614
304,690,000	NY Counties Tobacco Trust IV	6.395	[3]	06/01/2055	4,494,178
608,700,000	NY Counties Tobacco Trust IV	6.816	[3]	06/01/2060	3,950,463
52,535,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2042	39,671,280
38,275,000	NY Counties Tobacco Trust IV (TASC)[1]	5.000		06/01/2045	28,679,840
82,500,000	NY Counties Tobacco Trust IV (TASC)[1]	6.250		06/01/2041	78,814,725
236,140,000	NY Counties Tobacco Trust V	6.070	[3]	06/01/2038	22,440,384
599,175,000	NY Counties Tobacco Trust V	6.210	[3]	06/01/2050	19,035,790
643,195,000	NY Counties Tobacco Trust V	6.850	[3]	06/01/2055	9,487,126
3,845,000,000	NY Counties Tobacco Trust V	7.846	[3]	06/01/2060	24,954,050
68,000,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[4]	5.250		10/01/2035	68,721,160
13,790,000	NY Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	13,935,622
2,199,995	NY Liberty Devel. Corp. (National Sports Museum)[2,5]	6.125		02/15/2019	22
51,560,000	NY MTA, Series A4	5.000		11/15/2030	53,093,246
20,000	NY MTA, Series A1	5.000		11/15/2032	20,209
25,000	NY MTA, Series B1	5.000		01/01/2031	25,289
1,625,000	NY Newark-Wayne Community Hospital[1]	7.600		09/01/2015	1,625,374
20,220,000	NY Seneca Nation Indians Capital Improvements[1]	5.000		12/01/2023	16,613,763
25,000	NY Triborough Bridge & Tunnel Authority[1]	5.000		01/01/2032	25,745
33,060,000	NY Triborough Bridge & Tunnel Authority, Series A4	5.000		01/01/2027	33,974,855
13,950,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2026	12,718,355
251,510,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2034	198,119,457
337,515,000	NY TSASC, Inc. (TFABs)[1]	5.125		06/01/2042	263,835,476
5,000,000	NYC Capital Resources Corp. (Albee Retail Devel.)[6]	7.250		11/01/2042	5,005,100
15,000	NYC GO1	5.000		06/01/2020	16,393
24 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$25,000	NYC GO1	5.000%		03/01/2025	$26,022
20,000,000	NYC GO4	5.000		04/01/2030	20,867,821
46,000,000	NYC GO4	5.000		06/01/2030	48,260,376
10,920,000	NYC GO4	5.000		08/01/2030	11,459,721
27,400,000	NYC GO4	5.000		06/01/2033	28,463,216
12,455,000	NYC GO4	5.000		12/01/2033	12,942,411
30,150,000	NYC GO4	5.000		11/01/2034	31,221,283
12,765,000	NYC GO4	5.000		03/01/2035	13,184,557
19,405,000	NYC GO4	5.000		04/01/2035	20,072,791
5,400,000	NYC GO4	5.000		08/01/2035	5,579,626
45,000	NYC GO1	5.100		11/01/2019	48,308
15,000	NYC GO1	5.100		11/01/2019	15,865
100,000	NYC GO	5.250		09/15/2013	100,845
20,000,000	NYC GO4	5.250		03/01/2021	22,781,300
5,000	NYC GO1	5.250		08/01/2021	5,018
25,530,000	NYC GO4	5.250		06/01/2027	26,645,177
9,500,000	NYC GO1	5.250		04/01/2028	10,325,170
5,000	NYC GO1	5.375		12/01/2026	5,216
5,000	NYC GO1	5.375		03/01/2027	5,621
37,945,000	NYC GO4	5.375		06/01/2032	38,799,137
40,000	NYC GO1	5.500		08/01/2022	40,144
5,000	NYC GO1	5.500		12/01/2031	5,235
5,000	NYC GO	5.950		08/01/2014	5,023
40,000	NYC GO	6.154	[3]	10/01/2012	38,867
2,000,000	NYC GO1	6.250		12/15/2031	2,329,560
15,000	NYC GO	7.250		08/15/2024	15,072
5,000	NYC GO1	7.750		08/15/2028	5,033
1,475,000	NYC GO ROLs[7]	17.614	[8]	05/15/2031	1,807,967
5,395,000	NYC GO ROLs[7]	17.624	[8]	05/15/2036	6,385,306
875,000	NYC GO ROLs[7]	17.628	[8]	05/15/2033	1,051,383
39,375	NYC HDC (Beekman)	6.500		10/15/2017	39,465
265,849	NYC HDC (Bridgeview III)	6.500		12/15/2017	267,096
777,435	NYC HDC (Cadman Towers)	6.500		11/15/2018	781,081
50,038	NYC HDC (Essex Terrace)	6.500		07/15/2018	50,211
109,463	NYC HDC (Keith Plaza)	6.500		02/15/2018	109,841
1,950,000	NYC HDC (Multifamily Hsg.)[1]	4.700		11/01/2040	1,817,907
3,500,000	NYC HDC (Multifamily Hsg.)[4]	5.000		11/01/2037	3,487,698
2,700,000	NYC HDC (Multifamily Hsg.)[1]	5.000		11/01/2042	2,712,312
60,000	NYC HDC (Multifamily Hsg.)[1]	5.050		11/01/2023	60,616
4,685,000	NYC HDC (Multifamily Hsg.)[4]	5.050		11/01/2039	4,676,373
2,435,000	NYC HDC (Multifamily Hsg.)[4]	5.100		11/01/2027	2,479,736
25 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$3,000,000	NYC HDC (Multifamily Hsg.)[4]	5.125%	11/01/2032	$3,023,010
5,100,000	NYC HDC (Multifamily Hsg.)[1]	5.150	11/01/2037	5,152,326
8,035,000	NYC HDC (Multifamily Hsg.)[4]	5.200	11/01/2040	8,112,666
14,110,000	NYC HDC (Multifamily Hsg.)[4]	5.250	11/01/2030	14,433,440
7,205,000	NYC HDC (Multifamily Hsg.)[1]	5.250	11/01/2045	7,278,635
5,140,000	NYC HDC (Multifamily Hsg.)[1]	5.350	11/01/2037	5,245,833
15,000	NYC HDC (Multifamily Hsg.)[1]	5.400	11/01/2033	15,077
3,735,000	NYC HDC (Multifamily Hsg.)[1]	5.450	11/01/2040	3,829,981
4,785,000	NYC HDC (Multifamily Hsg.)[1]	5.500	11/01/2028	4,957,978
3,090,000	NYC HDC (Multifamily Hsg.)[4]	5.500	11/01/2034	3,209,490
2,840,000	NYC HDC (Multifamily Hsg.)[4]	5.550	11/01/2039	2,946,159
10,910,000	NYC HDC (Multifamily Hsg.)[4]	5.700	11/01/2049	11,357,229
72,713	NYC HDC (Multifamily Hsg.)[1]	6.500	02/15/2018	75,889
10,470,000	NYC HDC (Multifamily Hsg.), Series A4	5.600	11/01/2042	10,589,114
31,485,000	NYC HDC (Multifamily Hsg.), Series B4	5.350	05/01/2049	31,950,468
11,250,000	NYC HDC (Multifamily Hsg.), Series C4	5.050	11/01/2036	11,076,419
8,365,000	NYC HDC (Multifamily Hsg.), Series C4	5.125	05/01/2040	8,403,976
385,000	NYC HDC (Multifamily Hsg.), Series C1	5.700	05/01/2031	385,870
1,000,000	NYC HDC (Multifamily Hsg.), Series E1	5.200	11/01/2033	1,004,440
2,155,000	NYC HDC (Multifamily Hsg.), Series F1	5.200	11/01/2032	2,164,719
13,180,000	NYC HDC (Multifamily Hsg.), Series G-1[4]	4.875	11/01/2039	12,976,640
1,345,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.200	11/01/2038	1,354,240
3,400,000	NYC HDC (Multifamily Hsg.), Series H-2[1]	5.250	05/01/2046	3,423,052
15,510,000	NYC HDC (Multifamily Hsg.), Series I-2[4]	5.200	11/01/2038	15,270,690
791,155	NYC HDC (Ruppert)[1]	6.500	11/15/2018	833,046
223,181	NYC HDC (St. Martin Tower)	6.500	11/15/2018	224,228
2,750,000	NYC HDC, Series C4	5.000	11/01/2026	2,782,016
970,000	NYC IDA (A Very Special Place)[1]	5.750	01/01/2029	796,516
3,480,000	NYC IDA (Acme Architectural Products)[1]	6.375	11/01/2019	3,140,282
42,995,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	5.500	07/01/2028	38,354,120
20,875,000	NYC IDA (AIRIS JFK I/JFK International Airport)[1]	6.000	07/01/2027	18,675,610
195,000	NYC IDA (Allied Metal)[1]	6.375	12/01/2014	190,566
940,000	NYC IDA (Allied Metal)[1]	7.125	12/01/2027	885,978
2,830,000	NYC IDA (Amboy Properties)[1]	6.750	06/01/2020	2,423,018
2,905,000	NYC IDA (American Airlines)	5.400	07/01/2019	2,314,995
32,580,000	NYC IDA (American Airlines)	5.400	07/01/2020	25,494,176
41,550,000	NYC IDA (American Airlines)	6.900	08/01/2024	35,539,377
540,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	551,810
18,200,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	18,722,158
69,350,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	71,681,547
44,860,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	47,025,841
26 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$338,060,000	NYC IDA (American Airlines)[1]	8.500%	08/01/2028	$349,976,615
3,530,000	NYC IDA (American National Red Cross)[1]	5.000	02/01/2036	3,203,616
4,075,000	NYC IDA (Atlantic Paste & Glue Company)[1]	6.625	11/01/2019	3,755,968
1,050,000	NYC IDA (Atlantic Veal & Lamb)[1]	8.375	12/01/2016	1,052,258
205,000	NYC IDA (Baco Enterprises)[1]	7.500	11/01/2011	205,931
1,685,000	NYC IDA (Baco Enterprises)[1]	8.500	11/01/2021	1,698,177
1,325,000	NYC IDA (Bark Frameworks)[1]	6.750	11/01/2019	1,252,085
9,715,000	NYC IDA (Berkeley Carroll School)	6.100	11/01/2028	9,926,981
5,500,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	02/15/2022	4,906,935
1,035,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	11/15/2027	948,081
4,220,000	NYC IDA (Beth Abraham Health Services)[1]	6.500	11/15/2034	3,818,931
52,750,000	NYC IDA (British Airways)[1]	5.250	12/01/2032	39,362,578
34,425,000	NYC IDA (British Airways)[1]	7.625	12/01/2032	34,469,753
97,120,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	77,119,107
153,620,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	120,760,682
22,255,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	19,731,060
16,205,000	NYC IDA (Calhoun School)[1]	6.625	12/01/2034	14,621,934
4,145,000	NYC IDA (Calhoun School)[1]	6.625	12/01/2034	3,740,075
2,895,000	NYC IDA (Center for Elimination of Family Violence)[1]	7.375	11/01/2036	2,886,518
15,540,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	13,584,136
3,400,000	NYC IDA (Center for Nursing/Rehabilitation)[1]	5.375	08/01/2027	2,972,076
29,135,000	NYC IDA (Chapin School)[1]	5.000	11/01/2038	24,312,575
475,000	NYC IDA (Community Hospital of Brooklyn)[1]	6.875	11/01/2010	476,487
1,490,000	NYC IDA (Comprehensive Care Management)[1]	6.000	05/01/2026	1,324,431
3,145,000	NYC IDA (Comprehensive Care Management)[1]	6.125	11/01/2035	2,691,397
3,870,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	3,228,664
1,535,000	NYC IDA (Comprehensive Care Management)[1]	6.375	11/01/2028	1,373,625
1,375,000	NYC IDA (Comprehensive Care Management)[1]	7.875	12/01/2016	1,375,880
430,000	NYC IDA (Comprehensive Care Management)[1]	8.000	12/01/2011	430,473
4,180,000	NYC IDA (Continental Airlines)	8.000	11/01/2012	4,160,521
4,685,000	NYC IDA (Continental Airlines)	8.375	11/01/2016	4,621,331
1,315,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	1,136,541
1,465,000	NYC IDA (Cool Wind Ventilation)[1]	5.450	11/01/2017	1,266,185
5,685,000	NYC IDA (Cool Wind Ventilation)[1]	6.075	11/01/2027	4,436,290
475,000	NYC IDA (Eger Harbor House)[1]	5.875	05/20/2044	505,509
5,500,000	NYC IDA (Family Support Systems)	7.500	11/01/2034	4,401,540
7,315,000	NYC IDA (Friends Seminary School)[1]	7.125	09/15/2031	7,433,064
1,900,000	NYC IDA (Global Country World Peace)[1]	7.250	11/01/2025	1,504,705
1,800,000	NYC IDA (Global Country World Peace)[1]	7.250	11/01/2025	1,425,510
27 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$1,790,000	NYC IDA (Good Shepherd Services)[1]	5.875%	06/01/2014	$1,710,703
3,570,000	NYC IDA (Gourmet Boutique)[1]	5.750	05/01/2021	2,847,789
7,290,000	NYC IDA (Guttmacher Institute)[1]	5.750	12/01/2036	5,896,662
2,095,000	NYC IDA (Herbert G. Birch Childhood Project)[1]	8.375	02/01/2022	2,098,918
800,000	NYC IDA (Independent Living Assoc.)[1]	6.200	07/01/2020	761,064
9,000,000	NYC IDA (JFK International Airport)[1]	8.000	08/01/2012	9,140,220
575,000	NYC IDA (Just Bagels Manufacturing)[1]	8.500	11/01/2016	587,685
920,000	NYC IDA (Just Bagels Manufacturing)[1]	8.750	11/01/2026	949,164
115,000	NYC IDA (L&M Optical Disc)[1]	7.125	11/01/2010	115,063
19,700,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.250	03/01/2015	19,711,032
17,190,000	NYC IDA (Liberty-7 World Trade Center)	6.500	03/01/2035	17,164,903
12,000,000	NYC IDA (Liberty-7 World Trade Center)[1]	6.750	03/01/2015	12,212,880
45,500,000	NYC IDA (Liberty-IAC/Interactive Corp.)[1]	5.000	09/01/2035	41,115,165
2,625,000	NYC IDA (Little Red Schoolhouse)[1]	6.750	11/01/2018	2,642,981
2,995,000	NYC IDA (Lucky Polyethylene Manufacturing Company)	7.800	11/01/2024	2,994,760
23,000,000	NYC IDA (Magen David Yeshivah)[1]	5.700	06/15/2027	19,571,390
3,745,000	NYC IDA (Manhattan Community Access Corp.)[1]	6.000	12/01/2036	3,133,966
1,895,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	1,648,688
9,175,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)[1]	6.375	11/01/2038	7,982,434
680,000	NYC IDA (Marymount School of New York)[1]	5.125	09/01/2021	692,580
4,010,000	NYC IDA (Marymount School of New York)[1]	5.250	09/01/2031	4,010,842
17,780,000	NYC IDA (MediSys Health Network)[1]	6.250	03/15/2024	15,283,155
325,000	NYC IDA (Mesorah Publications)[1]	6.450	02/01/2011	323,869
4,790,000	NYC IDA (Mesorah Publications)[1]	6.950	02/01/2021	4,560,415
8,405,000	NYC IDA (Metro Biofuels)[1]	6.000	11/01/2028	6,712,149
2,700,000	NYC IDA (Metropolitan College of New York)[1]	5.750	03/01/2020	2,619,972
2,005,000	NYC IDA (Morrisons Pastry)[1]	6.500	11/01/2019	1,880,650
25,000	NYC IDA (NYU)[1]	5.000	07/01/2041	25,138
40,000,000	NYC IDA (NYU)[4]	5.250	07/01/2048	42,315,188
3,240,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2017	3,219,394
875,000	NYC IDA (Petrocelli Electric)[1]	8.000	11/01/2018	852,793
10,065,000	NYC IDA (Polytechnic University)[1]	5.250	11/01/2027	9,580,169
2,240,000	NYC IDA (Precision Gear)[1]	6.375	11/01/2024	2,025,206
1,910,000	NYC IDA (Precision Gear)[1]	6.375	11/01/2024	1,726,850
900,000	NYC IDA (Precision Gear)[1]	7.625	11/01/2024	900,576
4,100,000	NYC IDA (PSCH)[1]	6.375	07/01/2033	3,633,912
15,310,000	NYC IDA (Queens Baseball Stadium)[1]	5.000	01/01/2046	13,331,795
6,800,000	NYC IDA (Reece School)[1]	7.500	12/01/2037	6,337,804
1,625,000	NYC IDA (Riverdale Terrace Hsg. Devel. Fund)[1]	6.250	11/01/2014	1,528,963
28 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$8,595,000	NYC IDA (Riverdale Terrace Hsg. Devel. Fund)[1]	6.750%	11/01/2028	$7,266,901
1,000,000	NYC IDA (Roundabout Theatre)[1]	5.000	10/01/2023	827,920
4,085,000	NYC IDA (Sahadi Fine Foods)[1]	6.750	11/01/2019	3,854,198
200,000	NYC IDA (Samaritan Aids Services)[1]	5.000	11/01/2024	203,800
875,000	NYC IDA (Services for the Underserved/Young Adult Institute Obligated Group)[1]	5.000	07/01/2026	702,083
4,380,000	NYC IDA (Showman Fabricators)[1]	7.500	11/01/2028	3,436,942
3,100,000	NYC IDA (South Bronx Overall Economic Devel.)[1]	8.625	12/01/2025	2,614,571
1,625,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	4.750	07/01/2020	1,401,384
995,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	5.250	07/01/2022	857,571
2,415,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	6.650	07/01/2023	2,416,884
3,950,000	NYC IDA (Special Needs Facilities Pooled Program)[1]	7.875	08/01/2025	3,954,424
5,760,000	NYC IDA (Stallion)[1]	5.500	11/01/2036	3,948,768
955,000	NYC IDA (Stallion)[1]	6.000	11/01/2027	759,454
10,000	NYC IDA (Staten Island University Hospital)[1]	6.375	07/01/2031	10,068
1,420,000	NYC IDA (Staten Island University Hospital)[1]	6.450	07/01/2032	1,439,426
405,000	NYC IDA (Streamline Plastics)	7.750	12/01/2015	405,016
1,275,000	NYC IDA (Streamline Plastics)[1]	8.125	12/01/2025	1,261,880
6,808,500	NYC IDA (Studio School)[1]	7.000	11/01/2038	6,149,641
605,000	NYC IDA (Surprise Plastics)[2]	7.500	11/01/2013	537,301
2,480,000	NYC IDA (Surprise Plastics)[2]	8.500	11/01/2023	1,893,827
1,500,000	NYC IDA (Terminal One Group Assoc.)[1]	5.500	01/01/2021	1,548,060
380,000	NYC IDA (The Bank Street College)[1]	5.250	12/01/2021	382,580
1,000,000	NYC IDA (The Bank Street College)[1]	5.250	12/01/2030	971,900
8,800,000	NYC IDA (The Child School)[1]	7.550	06/01/2033	8,854,032
145,000	NYC IDA (Therapy & Learning Center)[1]	7.500	10/01/2011	148,338
3,735,000	NYC IDA (Therapy & Learning Center)[1]	8.250	10/01/2031	3,815,751
8,955,000	NYC IDA (Tides Two Rivers Foundation)[1]	5.650	12/01/2039	6,987,945
3,765,000	NYC IDA (Ulano)[1]	6.900	11/01/2019	3,599,039
32,040,000	NYC IDA (Unicef)[1]	5.300	11/01/2038	24,587,176
9,690,000	NYC IDA (Urban Health Plan)[1]	7.050	09/15/2026	9,549,592
3,640,000	NYC IDA (Urban Resource Institute)[1]	7.375	11/01/2033	3,459,420
1,200,000	NYC IDA (Utleys)[1]	7.375	11/01/2023	1,180,512
3,800,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2021	3,424,788
3,235,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2028	2,613,815
1,330,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2028	1,074,613
900,000	NYC IDA (Vaughn College Aeronautics)[1]	5.000	12/01/2031	700,884
1,800,000	NYC IDA (Vaughn College Aeronautics)[1]	5.250	12/01/2036	1,399,842
13,200,000	NYC IDA (Visy Paper)[1]	7.800	01/01/2016	13,213,728
70,500,000	NYC IDA (Visy Paper)[1]	7.950	01/01/2028	70,494,360
1,930,000	NYC IDA (Vocational Instruction)[9]	7.750	02/01/2033	1,158,965
29 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$100,000	NYC IDA (W & W Jewelers)[1]	7.250%	02/01/2011	$100,228
1,555,000	NYC IDA (W & W Jewelers)[1]	8.250	02/01/2021	1,575,137
5,930,000	NYC IDA (Weizmann Institute)[1]	5.900	11/01/2034	5,546,033
2,900,000	NYC IDA (Weizmann Institute)[1]	5.900	11/01/2034	2,712,225
2,795,000	NYC IDA (Westchester Square Medical Center)	8.000	11/01/2010	2,763,249
6,160,000	NYC IDA (Westchester Square Medical Center)	8.375	11/01/2015	5,509,750
1,465,000	NYC IDA (World Casing Corp.)[1]	6.700	11/01/2019	1,392,351
59,605,000	NYC IDA (Yankee Stadium)[1]	5.000	03/01/2046	57,024,700
16,500,000	NYC IDA (Yankee Stadium)[1]	7.000	03/01/2049	19,144,785
24,270,000	NYC IDA (Yeled Yalda Early Childhood)[1]	5.725	11/01/2037	19,276,690
50,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2029	51,311
27,500,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2031	28,700,100
11,720,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2032	11,975,027
31,400,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2034	31,892,718
47,440,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2034	48,820,978
40,100,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2037	41,449,165
22,000,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2038	22,740,518
18,000,000	NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	18,425,520
29,000,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2039	29,976,137
19,740,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2039	20,331,805
18,000,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2039	18,605,610
31,500,000	NYC Municipal Water Finance Authority[4]	5.000	06/15/2039	32,444,370
30,000	NYC Municipal Water Finance Authority[1]	5.125	06/15/2032	30,821
30,000	NYC Municipal Water Finance Authority[1]	5.125	06/15/2033	31,101
25,000	NYC Municipal Water Finance Authority[1]	5.125	06/15/2033	25,917
145,000	NYC Trust for Cultural Resources (Museum of American Folk Art)	6.125	07/01/2030	80,234
14,360,000	NYS DA (Buena Vida Nursing Home)[1]	5.250	07/01/2028	14,370,052
2,250,000	NYS DA (CHSLI/GSHMC/MMC/SCHRC Obligated Group)[1]	5.000	07/01/2027	2,254,838
1,250,000	NYS DA (D’Youville College)[1]	5.250	07/01/2025	1,256,188
15,000	NYS DA (Dept. of Mental Hygiene)[1]	5.250	08/15/2031	15,089
20,000	NYS DA (Ellis Hospital)[1]	5.600	08/01/2025	20,014
3,255,000	NYS DA (L.I. University)[1]	5.125	09/01/2023	3,263,007
1,335,000	NYS DA (L.I. University)[1]	5.250	09/01/2028	1,335,347
16,800,000	NYS DA (Maimonides Medical Center)[1]	5.750	08/01/2029	17,729,040
3,865,000	NYS DA (Manhattan College)[1]	5.000	07/01/2041	3,568,207
3,260,000	NYS DA (Manhattan College)[1]	5.300	07/01/2037	3,182,282
18,230,000	NYS DA (Memorial Sloan-Kettering)[4]	5.000	07/01/2035	18,723,695
480,000	NYS DA (Menorah Home & Hospital)[1]	5.150	08/01/2038	481,306
4,125,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.375	07/01/2029	4,150,699
6,860,000	NYS DA (Miriam Osborn Memorial Home Assoc.)[1]	6.875	07/01/2025	6,987,184
30 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$2,500,000	NYS DA (Municipal Health Facilities)[1]	5.000%		01/15/2028	$2,566,275
2,265,000	NYS DA (New York Methodist Hospital)[1]	5.250		07/01/2033	2,188,737
2,000,000	NYS DA (Norwegian Christian Home & Health Center)[1]	6.100		08/01/2041	2,129,180
11,100,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2026	11,180,031
20,580,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2026	20,749,168
40,320,000	NYS DA (NYU Hospitals Center)[1]	5.000		07/01/2036	39,799,872
4,125,000	NYS DA (NYU Hospitals Center)[1]	5.250		07/01/2024	4,271,479
2,000,000	NYS DA (NYU Hospitals Center)[1]	5.625		07/01/2037	2,061,180
2,925,000	NYS DA (Ozanam Hall of Queens Nursing Home)[1]	5.000		11/01/2026	2,902,244
6,035,000	NYS DA (Providence Rest)[1]	5.000		07/01/2035	3,981,772
2,700,000	NYS DA (Providence Rest)[1]	5.125		07/01/2030	1,931,742
3,100,000	NYS DA (Providence Rest)[1]	5.250		07/01/2025	2,428,571
6,260,000	NYS DA (Rochester General Hospital)[1]	5.000		12/01/2025	5,982,244
17,660,000	NYS DA (Rochester General Hospital)[1]	5.000		12/01/2035	15,835,899
1,750,000	NYS DA (School District Bond Financing Program), Series C1	7.250		10/01/2028	2,081,205
2,645,000	NYS DA (School District Bond Financing Program), Series C1	7.375		10/01/2033	3,142,048
1,525,000	NYS DA (School District Bond Financing Program), Series C1	7.500		04/01/2039	1,825,700
50,000	NYS DA (School Districts Financing Program), Series B1	6.000		10/01/2022	54,204
25,000	NYS DA (School Districts Financing Program), Series B1	6.000		10/01/2029	26,753
1,075,000	NYS DA (SFH/GSHMC/MMC/SCHRC Obligated Group)[1]	5.100		07/01/2034	1,076,150
5,770,000	NYS DA (Smithtown Special Library District)[1]	6.000		07/01/2028	6,370,715
1,055,000	NYS DA (St. Catherine of Siena Medical Center)[1]	6.000		07/01/2030	1,066,120
15,270,000	NYS DA (St. Mary’s Hospital for Children)[6]	7.875		11/15/2041	15,405,750
34,730,000	NYS DA (St. Mary’s Hospital for Children)[6]	7.875		11/15/2041	35,038,750
1,505,000	NYS DA (St. Thomas Aquinas College)[1]	5.250		07/01/2028	1,494,616
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		12/15/2031	10,511,700
5,240,000	NYS DA (The Bronx-Lebanon Hospital Center)[1]	6.250		02/15/2035	5,636,982
11,695,000	NYS DA (Vassar College)[4]	5.000		07/01/2046	12,035,646
2,365,000	NYS EFC (NYS Water Services)[1]	6.000		01/15/2031	2,410,006
50,000	NYS EFC (United Waterworks)[1]	5.150		03/01/2034	47,379
25,000	NYS ERDA (Brooklyn Union Gas Company)[1]	4.700		02/01/2024	25,011
15,000	NYS ERDA (Brooklyn Union Gas Company)[1]	5.500		01/01/2021	15,053
7,000,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	11.671	[8]	04/01/2020	7,267,610
16,300,000	NYS ERDA (Brooklyn Union Gas Company) RIBS	13.016	[8]	07/01/2026	16,352,812
350,000	NYS ERDA (LILCO)[1]	5.300		10/01/2024	350,977
31 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$100,000	NYS ERDA (LILCO)[1]	5.300%	08/01/2025	$100,220
75,000	NYS ERDA (LILCO)[1]	5.300	08/01/2025	75,165
400,000	NYS ERDA (NYS Electric & Gas Corp.)[1]	5.350	12/01/2028	394,452
70,000	NYS ERDA (Rochester Gas & Electric)[1]	5.375	05/15/2032	70,190
14,500,000	NYS ERDA (Rochester Gas & Electric)[1]	5.950	09/01/2033	14,503,915
2,000,000	NYS HFA (Affordable Hsg.)[6]	5.000	11/01/2042	2,005,200
2,365,000	NYS HFA (Affordable Hsg.)[1]	5.250	11/01/2038	2,379,119
10,220,000	NYS HFA (Affordable Hsg.)[4]	5.450	11/01/2045	10,392,273
2,205,000	NYS HFA (Children’s Rescue)[1]	7.625	05/01/2018	2,206,698
1,645,000	NYS HFA (Crotona Estates Apartments)[1]	4.950	08/15/2038	1,620,341
965,000	NYS HFA (Friendship)[1]	5.100	08/15/2041	967,094
1,390,000	NYS HFA (Golden Age Apartments)[1]	5.000	02/15/2037	1,381,813
1,645,000	NYS HFA (Kensico Terrace Apartments)[1]	4.900	02/15/2038	1,584,645
5,000	NYS HFA (Meadow Manor)[1]	7.750	11/01/2019	5,087
3,870,000	NYS HFA (Multifamily Hsg.)[1]	4.850	02/15/2038	3,755,177
6,230,000	NYS HFA (Multifamily Hsg.)[1]	4.850	11/01/2040	6,026,840
2,860,000	NYS HFA (Multifamily Hsg.)[1]	5.350	08/15/2031	2,865,920
2,080,000	NYS HFA (Multifamily Hsg.)[1]	5.375	02/15/2035	2,089,318
3,290,000	NYS HFA (Multifamily Hsg.)[1]	5.450	08/15/2032	3,324,183
2,075,000	NYS HFA (Multifamily Hsg.)[1]	5.500	08/15/2030	2,075,789
1,075,000	NYS HFA (Multifamily Hsg.)[1]	5.650	08/15/2030	1,082,719
3,200,000	NYS HFA (Multifamily Hsg.)[1]	5.650	08/15/2030	3,222,976
1,000,000	NYS HFA (Multifamily Hsg.)[1]	5.650	08/15/2031	1,006,960
1,710,000	NYS HFA (Multifamily Hsg.)[1]	5.650	02/15/2034	1,716,019
2,120,000	NYS HFA (Multifamily Hsg.)[1]	5.700	08/15/2033	2,135,200
665,000	NYS HFA (Multifamily Hsg.)[1]	6.250	02/15/2031	670,646
1,255,000	NYS HFA (Multifamily Hsg.)[1]	6.400	11/15/2027	1,256,493
3,885,000	NYS HFA (Multifamily Hsg.)[1]	6.750	11/15/2036	4,188,846
340,000	NYS HFA (Nonprofit Hsg.)	8.400	11/01/2010	341,788
365,000	NYS HFA (Nonprofit Hsg.)	8.400	11/01/2011	366,759
395,000	NYS HFA (Nonprofit Hsg.)	8.400	11/01/2012	396,781
425,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2013	426,794
510,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2014	512,106
540,000	NYS HFA (Nonprofit Hsg.)	8.400	11/01/2015	542,063
580,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2016	582,030
640,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2017	642,150
685,000	NYS HFA (Nonprofit Hsg.)[1]	8.400	11/01/2018	687,302
12,000,000	NYS IDA (Bronx Parking Devel. Company)	5.875	10/01/2046	9,872,640
125,000	NYS LGSC (SCSB)	7.250	12/15/2011	127,948
810,000	NYS LGSC (SCSB)	7.375	12/15/2016	813,920
980,000	NYS LGSC (SCSB)	7.750	12/15/2021	1,018,357
32 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$215,000	NYS Medcare (Hospital & Nursing Home)	7.400%		11/01/2016	$216,032
135,000	NYS Medcare (Hospital & Nursing Home)	9.375		11/01/2016	135,968
20,000	NYS Medcare (M.G. Nursing Home)	6.200		02/15/2015	20,076
400,000	NYS Power Authority[1]	5.250		11/15/2040	401,376
25,000	NYS UDC (Subordinated Lien)	5.500		07/01/2016	25,092
830,000	Oneida County, NY IDA (Civic Facilities-Mohawk Valley)[1]	5.000		09/15/2035	662,714
450,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.300		03/15/2019	417,299
840,000	Oneida County, NY IDA (Mohawk Valley Handicapped Services)[1]	5.350		03/15/2029	687,792
3,975,000	Onondaga County, NY IDA (Air Cargo)[1]	6.125		01/01/2032	3,690,986
2,000,000	Onondaga County, NY IDA (Air Cargo)[1]	7.250		01/01/2032	1,871,020
1,060,000	Onondaga County, NY IDA (Community General Hospital)[1]	5.500		11/01/2018	969,508
5,390,000	Onondaga County, NY IDA (Community General Hospital)[1]	6.625		01/01/2018	5,073,122
1,185,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2030	1,195,760
1,115,000	Onondaga County, NY IDA (Free Library)[1]	5.125		03/01/2037	1,087,225
500,000	Onondaga County, NY IDA Sewage Waste Facilities (Anheuser-Busch Companies)[1]	6.250		12/01/2034	500,390
42,834,598	Onondaga County, NY Res Rec[1]	0.000	[10]	05/01/2022	30,598,467
37,870,000	Onondaga County, NY Res Rec[1]	5.000		05/01/2015	35,428,142
2,500,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2021	2,397,725
2,325,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	2,122,655
2,090,000	Orange County, NY IDA (Arden Hill Life Care Center)[1]	7.000		08/01/2031	1,908,107
2,280,000	Orange County, NY IDA (Glen Arden)[1]	5.625		01/01/2018	2,033,122
5,590,000	Orange County, NY IDA (Glen Arden)[1]	5.700		01/01/2028	4,469,876
70,000	Orange County, NY IDA (Orange Mental Retardation Properties)	7.800		07/01/2011	70,371
1,715,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2021	1,719,339
6,330,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	6,054,962
2,235,000	Orange County, NY IDA (St. Luke’s Cornwall Hospital Obligated Group)[1]	5.375		12/01/2026	2,137,889
12,010,000	Peekskill, NY IDA (Drum Hill)[1]	6.375		10/01/2028	9,643,790
500,000	Port Authority NY/NJ (Continental Airlines)	9.000		12/01/2010	500,750
45,425,000	Port Authority NY/NJ (Continental Airlines)	9.125		12/01/2015	45,497,680
16,420,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750		12/01/2022	16,414,746
31,720,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	31,717,462
18,625,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.900		12/01/2017	18,733,211
4,010,000	Port Authority NY/NJ (KIAC)	6.750		10/01/2011	4,009,519
33 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$50,300,000	Port Authority NY/NJ (KIAC)[1]	6.750%	10/01/2019	$46,953,541
35,000	Port Authority NY/NJ, 122nd Series[1]	5.000	07/15/2026	35,007
240,000	Port Authority NY/NJ, 126th Series[1]	5.125	11/15/2030	243,137
50,000	Port Authority NY/NJ, 127th Series[1]	5.200	12/15/2027	50,959
70,000,000	Port Authority NY/NJ, 135th Series[4]	5.000	03/15/2039	72,598,909
33,025,000	Port Authority NY/NJ, 136th Series[4]	5.125	05/01/2034	33,446,544
19,175,000	Port Authority NY/NJ, 136th Series[4]	5.375	11/01/2028	19,849,546
22,855,000	Port Authority NY/NJ, 136th Series[4]	5.500	11/01/2029	23,720,594
26,000,000	Port Authority NY/NJ, 138th Series[4]	4.750	12/01/2034	26,142,090
27,255,000	Port Authority NY/NJ, 141st Series[4]	4.500	09/01/2029	27,138,739
47,910,000	Port Authority NY/NJ, 143rd Series[4]	5.000	10/01/2030	48,503,365
12,840,000	Port Authority NY/NJ, 146th Series[4]	4.500	12/01/2034	12,545,321
10,000	Port Authority NY/NJ, 146th Series[1]	4.500	12/01/2034	9,768
26,100,000	Port Authority NY/NJ, 146th Series[4]	4.750	12/01/2027	26,111,275
10,000	Port Authority NY/NJ, 146th Series[1]	4.750	12/01/2027	10,011
13,005,000	Port Authority NY/NJ, 147th Series[4]	4.750	10/15/2028	12,987,601
17,790,000	Port Authority NY/NJ, 147th Series[4]	5.000	10/15/2027	18,095,693
20,000,000	Port Authority NY/NJ, 147th Series[4]	5.000	10/15/2032	20,216,205
82,000,000	Port Authority NY/NJ, 151st Series[4]	5.750	03/15/2035	88,514,575
15,000,000	Port Authority NY/NJ, 151st Series[4]	6.000	09/15/2028	16,449,525
101,940,000	Port Authority NY/NJ, 152nd Series[4]	5.250	11/01/2035	104,900,338
13,715,000	Port Authority NY/NJ, 152nd Series[4]	5.250	05/01/2038	14,050,164
22,500,000	Port Authority NY/NJ, 152nd Series[4]	5.750	11/01/2030	24,532,425
50,660,000	Port Authority NY/NJ, 37th Series[4]	5.250	07/15/2034	51,869,001
2,755,000	Poughkeepsie, NY IDA (Eastman & Bixby Redevel. Corp.)[1]	6.000	08/01/2032	2,756,708
1,500,000	Rensselaer County, NY IDA (Franciscan Heights)[1]	5.375	12/01/2036	1,496,775
6,385,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.625	06/01/2035	5,624,866
7,300,000	Rensselaer County, NY Tobacco Asset Securitization Corp.[1]	5.750	06/01/2043	6,439,403
2,020,000	Rensselaer County, NY Water Service Sewer Authority[1]	5.350	09/01/2047	2,065,430
1,365,000	Riverhead, NY IDA (Michael Reilly Design)[1]	8.875	08/01/2021	1,398,511
6,790,000	Rochester, NY Museum & Science Center[1]	6.125	12/01/2015	6,667,508
1,195,000	Rockland County, NY IDA (Crystal Run Village/Rockland County Assoc. for the Learning Disabled Obligated Group)[1]	4.900	07/01/2021	1,016,371
9,225,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.625	08/15/2035	8,122,889
10,095,000	Rockland County, NY Tobacco Asset Securitization Corp.[1]	5.750	08/15/2043	8,902,579
34 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$30,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.875	[3]%	08/15/2045	$1,312,500
486,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	7.668	[3]	08/15/2060	3,090,960
20,000	Sanford Town, NY GO1	5.250		04/15/2015	21,798
20,000	Sanford Town, NY GO1	5.250		04/15/2016	21,819
25,000	Sanford Town, NY GO1	5.250		04/15/2017	26,900
25,000	Sanford Town, NY GO1	5.250		04/15/2018	26,596
25,000	Sanford Town, NY GO1	5.250		04/15/2019	26,232
25,000	Sanford Town, NY GO1	5.250		04/15/2020	26,019
30,000	Sanford Town, NY GO1	5.250		04/15/2021	31,016
30,000	Sanford Town, NY GO1	5.250		04/15/2022	30,883
30,000	Sanford Town, NY GO1	5.250		04/15/2023	30,740
30,000	Sanford Town, NY GO1	5.250		04/15/2024	30,664
35,000	Sanford Town, NY GO1	5.250		04/15/2025	35,603
35,000	Sanford Town, NY GO1	5.250		04/15/2026	35,398
40,000	Sanford Town, NY GO1	5.250		04/15/2027	40,314
40,000	Sanford Town, NY GO1	5.250		04/15/2028	40,116
40,000	Sanford Town, NY GO1	5.250		04/15/2029	39,902
45,000	Sanford Town, NY GO1	5.250		04/15/2030	44,505
45,000	Sanford Town, NY GO1	5.250		04/15/2031	44,380
50,000	Sanford Town, NY GO1	5.250		04/15/2032	48,792
50,000	Sanford Town, NY GO1	5.250		04/15/2033	48,320
55,000	Sanford Town, NY GO1	5.250		04/15/2034	52,691
60,000	Sanford Town, NY GO1	5.250		04/15/2035	57,044
60,000	Sanford Town, NY GO1	5.250		04/15/2036	56,678
3,000,000	Saratoga County, NY IDA (Saratoga Hospital/ Saratoga Care/Benedict Community Health Center)[1]	5.125		12/01/2033	2,848,920
2,650,000	Seneca County, NY IDA (New York Chiropractic College)[1]	5.000		10/01/2027	2,613,642
22,885,000	SONYMA, Series 106[4]	5.250		04/01/2034	22,898,132
30,225,000	SONYMA, Series 109[4]	4.950		10/01/2034	29,969,659
9,510,000	SONYMA, Series 133[4]	5.050		10/01/2026	9,580,453
23,045,000	SONYMA, Series 137[4]	4.700		10/01/2031	22,255,999
21,935,000	SONYMA, Series 140[4]	4.750		10/01/2037	20,262,630
11,480,000	SONYMA, Series 143[4]	4.900		10/01/2037	11,077,333
5,045,000	SONYMA, Series 145[4]	5.125		10/01/2037	5,068,944
1,955,000	SONYMA, Series 148[4]	5.150		10/01/2027	1,993,844
6,370,000	SONYMA, Series 148[4]	5.200		10/01/2032	6,457,890
25,000	SONYMA, Series 67	5.700		10/01/2017	25,031
890,000	SONYMA, Series 69[1]	5.500		10/01/2028	890,409
26,945,000	SONYMA, Series 71[4]	5.400		04/01/2029	26,954,625
35 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

New York Continued
$30,000	SONYMA, Series 71[1]	5.400%	04/01/2029	$30,011
30,000	SONYMA, Series 73[1]	5.250	10/01/2017	30,050
330,000	SONYMA, Series 73[1]	5.300	10/01/2028	330,211
23,875,000	SONYMA, Series 73-A4	5.300	10/01/2028	23,890,452
6,585,000	SONYMA, Series 77[1]	5.150	04/01/2029	6,596,392
9,680,000	SONYMA, Series 79[4]	5.300	04/01/2029	9,707,100
350,000	SONYMA, Series 82[1]	5.650	04/01/2030	350,175
4,360,000	St. Lawrence County, NY IDA (Curran Renewable Energy)[1]	7.250	12/01/2029	3,525,060
985,000	Suffolk County, NY IDA (ACLD)[1]	6.000	12/01/2019	929,082
380,000	Suffolk County, NY IDA (ALIA-ACDS)[1]	7.125	06/01/2017	386,460
2,110,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	5.950	10/01/2021	1,958,713
175,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	6.375	06/01/2014	175,144
510,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	6.500	03/01/2018	502,008
520,000	Suffolk County, NY IDA (ALIA-ACLD)[1]	7.500	09/01/2015	526,661
180,000	Suffolk County, NY IDA (ALIA-ADD)[1]	6.950	12/01/2014	182,912
345,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.125	06/01/2017	350,865
235,000	Suffolk County, NY IDA (ALIA-ADD)[1]	7.500	09/01/2015	237,947
845,000	Suffolk County, NY IDA (ALIA-Adelante)[1]	6.500	11/01/2037	745,577
1,295,000	Suffolk County, NY IDA (ALIA-Civic Facility)[1]	5.950	11/01/2022	1,185,547
2,800,000	Suffolk County, NY IDA (ALIA-DDI)[1]	5.950	10/01/2021	2,599,240
655,000	Suffolk County, NY IDA (ALIA-DDI)[1]	6.375	06/01/2014	655,537
100,000	Suffolk County, NY IDA (ALIA-DDI)[1]	7.500	09/01/2015	101,254
805,000	Suffolk County, NY IDA (ALIA-FREE)[1]	5.950	10/01/2021	747,282
390,000	Suffolk County, NY IDA (ALIA-FREE)[1]	6.375	06/01/2014	390,320
1,100,000	Suffolk County, NY IDA (ALIA-FREE)[1]	6.950	12/01/2014	1,117,798
2,600,000	Suffolk County, NY IDA (ALIA-FREE)[1]	7.125	06/01/2017	2,644,200
575,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	10/01/2021	533,773
720,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	5.950	11/01/2022	659,146
380,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.000	10/01/2031	326,618
380,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.375	06/01/2014	380,312
375,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	6.950	12/01/2014	381,068
800,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.125	06/01/2017	813,600
1,945,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.250	12/01/2033	1,915,144
160,000	Suffolk County, NY IDA (ALIA-IGHL)[1]	7.500	09/01/2015	162,006
2,000,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	5.950	11/01/2022	1,830,960
185,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	6.375	06/01/2014	185,152
445,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	6.950	12/01/2014	452,200
155,000	Suffolk County, NY IDA (ALIA-LIHIA)[1]	7.500	09/01/2015	156,944
310,000	Suffolk County, NY IDA (ALIA-MCH)[1]	6.375	06/01/2014	310,254
1,010,000	Suffolk County, NY IDA (ALIA-MCH)[1]	6.950	12/01/2014	1,026,342
36 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon	Maturity	Value

New York Continued
$975,000	Suffolk County, NY IDA (ALIA-MCH)[1]	7.125%	06/01/2017	$991,575
800,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	5.950	11/01/2022	732,384
580,000	Suffolk County, NY IDA (ALIA-NYS ARC)[1]	7.500	09/01/2015	587,273
240,000	Suffolk County, NY IDA (ALIA-Pederson-Krag Center)[1]	8.375	06/01/2016	248,669
425,000	Suffolk County, NY IDA (ALIA-SMCFS)[1]	7.500	09/01/2015	430,330
480,000	Suffolk County, NY IDA (ALIA-Suffolk Hostels)[1]	7.500	09/01/2015	486,019
1,930,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	5.950	10/01/2021	1,791,619
130,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.375	06/01/2014	130,107
655,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	6.950	12/01/2014	665,598
535,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.000	06/01/2016	542,485
335,000	Suffolk County, NY IDA (ALIA-UCPAGS)[1]	7.500	09/01/2015	339,201
3,530,000	Suffolk County, NY IDA (ALIA-UVBH)[1]	6.500	11/01/2037	3,114,660
800,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	5.950	11/01/2022	732,384
230,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	6.950	12/01/2014	233,721
610,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.125	06/01/2017	620,370
395,000	Suffolk County, NY IDA (ALIA-WORCA)[1]	7.500	09/01/2015	399,953
640,000	Suffolk County, NY IDA (Catholic Charities)[1]	6.000	10/01/2020	598,886
195,000	Suffolk County, NY IDA (DDI)[1]	6.000	12/01/2019	183,930
555,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	519,347
575,000	Suffolk County, NY IDA (DDI)[1]	6.000	10/01/2020	538,062
4,830,000	Suffolk County, NY IDA (DDI)[1]	7.250	03/01/2024	4,915,829
7,905,000	Suffolk County, NY IDA (DDI)[1]	8.750	03/01/2023	8,083,258
5,000,000	Suffolk County, NY IDA (Dowling College)[1]	5.000	06/01/2036	3,772,800
2,810,000	Suffolk County, NY IDA (Dowling College)[1]	6.700	12/01/2020	2,809,747
2,900,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.375	01/01/2027	2,303,528
2,745,000	Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)[1]	5.500	01/01/2037	2,034,841
1,420,000	Suffolk County, NY IDA (Family Residences)[1]	6.000	12/01/2019	1,339,387
1,345,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2027	1,388,255
830,000	Suffolk County, NY IDA (Family Services League)[1]	5.000	11/01/2034	846,459
2,195,000	Suffolk County, NY IDA (Federation of Organizations)[1]	8.125	04/01/2030	2,261,048
2,560,000	Suffolk County, NY IDA (Gurwin Jewish-Phase II)[1]	6.700	05/01/2039	2,342,195
3,535,000	Suffolk County, NY IDA (Huntington First Aid Squad)[1]	6.650	11/01/2017	3,535,354
225,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	12/01/2019	212,227
1,115,000	Suffolk County, NY IDA (Independent Group Home Living)[1]	6.000	10/01/2020	1,043,372
3,275,000	Suffolk County, NY IDA (Innovative Realty I)[1]	6.000	11/01/2037	2,407,485
8,600,000	Suffolk County, NY IDA (Jefferson’s Ferry)[1]	5.000	11/01/2028	7,901,680
32,720,000	Suffolk County, NY IDA (Keyspan-Port Jefferson Center)[1]	5.250	06/01/2027	32,214,149
37 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$4,065,000	Suffolk County, NY IDA (L.I. Network Community Services)[1]	7.550%		02/01/2034	$4,120,772
7,945,000	Suffolk County, NY IDA (Medford Hamlet Assisted Living)[1]	6.375		01/01/2039	6,355,682
1,865,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750		11/01/2036	1,720,630
635,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)[1]	6.750		11/01/2036	585,845
2,580,000	Suffolk County, NY IDA (New Interdisciplinary School)[1]	6.750		12/01/2019	2,565,629
2,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000		03/01/2026	2,008,960
6,145,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.300		01/01/2013	6,001,822
26,425,000	Suffolk County, NY IDA (Nissequogue Cogeneration Partners)[1]	5.500		01/01/2023	23,116,062
900,000	Suffolk County, NY IDA (Peconic Landing Retirement Home)[1]	8.000		10/01/2020	920,358
2,870,000	Suffolk County, NY IDA (Peconic Landing Retirement Home)[1]	8.000		10/01/2030	2,929,581
4,800,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	7.200		02/01/2035	4,388,256
2,545,000	Suffolk County, NY IDA (Pederson-Krager Center)[1]	8.125		04/01/2030	2,593,101
930,000	Suffolk County, NY IDA (Special Needs Facilities Pooled Program)[1]	5.250		07/01/2022	801,548
2,595,000	Suffolk County, NY IDA (St. Vincent De Paul in the Diocese of Rockville Center)[1]	8.000		04/01/2030	2,650,377
510,000	Suffolk County, NY IDA (Suffolk Hotels)[1]	6.000		10/01/2020	477,238
1,780,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	6.000		12/01/2019	1,678,949
3,280,000	Suffolk County, NY IDA (United Cerebral Palsy Assoc.)[1]	7.875		09/01/2041	3,295,252
830,000	Suffolk County, NY IDA (WORCA)[1]	6.000		10/01/2020	776,681
119,295,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	0.000	[10]	06/01/2044	96,329,520
12,095,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	5.375		06/01/2028	10,748,222
29,915,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2048	25,744,849
287,265,000	Suffolk, NY Tobacco Asset Securitization Corp.	8.000	[3]	06/01/2048	9,798,609
3,716,000	Sullivan County, NY Community College COP	5.750		08/15/2025	3,087,178
2,325,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.625		06/01/2013	2,270,037
13,000,000	Sullivan County, NY IDA (Center for Discovery)[1]	5.875		07/01/2022	10,752,430
5,200,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.000		06/01/2019	4,834,076
13,840,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.000		07/01/2037	11,294,409
4,500,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.500		06/01/2025	4,109,220
4,465,000	Sullivan County, NY IDA (Center for Discovery)[1]	6.950		02/01/2035	3,914,867
850,000	Sullivan County, NY IDA (Center for Discovery)[1]	7.250		02/01/2012	849,465
9,965,000	Sullivan County, NY IDA (Center for Discovery)[1]	7.750		02/01/2027	10,036,050
7,705,000	Sullivan County, NY IDA (SCCC Dorm Corp. Civic Facility)[1]	7.250		06/01/2027	7,589,348
38 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

New York Continued
$6,835,000	Syracuse, NY Hsg. Authority (Loretto Sedgwick Heights Corp.)[1]	8.500%		11/01/2031	$6,347,254
2,405,000	Syracuse, NY Hsg. Authority (Pavilion on James)[1]	7.500		11/01/2042	2,237,540
168,000,000	Syracuse, NY IDA (Carousel Center)[1]	5.000		01/01/2036	120,608,880
1,000,000	Syracuse, NY IDA (Crouse Irving Health Hospital)[1]	5.375		01/01/2023	897,440
9,710,000	Syracuse, NY IDA (James Square)	7.197	[3]	08/01/2025	3,595,516
725,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2021	727,929
2,050,000	Syracuse, NY IDA (Jewish Home of Central New York)[1]	7.375		03/01/2031	1,971,096
75,000	Taconic Hills, NY (Central School District at Craryville)[1]	5.000		06/15/2026	75,918
45,000	Tompkins, NY Health Care Corp. (Reconstruction Home)[1]	10.800		02/01/2028	47,485
14,150,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.000		09/01/2030	14,500,637
17,400,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)[1]	5.125		09/01/2040	17,737,386
1,530,000	Ulster County, NY IDA (Brooklyn Bottling)[1]	8.600		06/30/2022	1,532,111
185,000	Ulster County, NY Res Rec[1]	5.000		03/01/2020	190,206
3,080,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.000		06/01/2040	2,788,170
2,175,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.250		06/01/2025	2,156,360
3,005,000	Ulster County, NY Tobacco Asset Securitization Corp.[1]	6.450		06/01/2040	2,719,285
3,550,000	Utica, NY IDA (Utica College Civic Facility)[1]	6.850		12/01/2031	3,574,034
1,985,000	Wayne County, NY IDA (ARC)[1]	8.375		03/01/2018	1,987,025
20,000	Westchester County, NY GO1	5.375		12/15/2014	20,291
4,300,000	Westchester County, NY Healthcare Corp., Series A1	5.875		11/01/2025	4,298,753
1,870,000	Westchester County, NY IDA (Beth Abraham Hospital)[1]	8.375		12/01/2025	1,876,003
90,000	Westchester County, NY IDA (Children’s Village)[1]	5.375		03/15/2019	81,572
3,550,000	Westchester County, NY IDA (Children’s Village)[1]	6.000		06/01/2022	3,273,242
1,215,000	Westchester County, NY IDA (Clearview School)[1]	7.250		01/01/2035	1,191,295
3,305,000	Westchester County, NY IDA (Field Home)[1]	6.000		08/15/2017	3,173,957
3,335,000	Westchester County, NY IDA (Field Home)[1]	6.500		08/15/2022	3,204,635
1,300,000	Westchester County, NY IDA (Guiding Eyes for the Blind)[1]	5.375		08/01/2024	1,317,758
1,375,000	Westchester County, NY IDA (JDAM)[1]	6.750		04/01/2016	1,377,613
3,325,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.000		01/01/2028	3,083,239
685,000	Westchester County, NY IDA (Lawrence Hospital)[1]	5.125		01/01/2018	685,199
1,430,000	Westchester County, NY IDA (Rippowam-Cisqua School)[1]	5.750		06/01/2029	1,431,573
1,000,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500		11/01/2013	1,033,970
1,710,000	Westchester County, NY IDA (Schnurmacher Center)[1]	6.500		11/01/2033	1,551,859
160,000	Westchester County, NY IDA (Westchester Airport Assoc.)[1]	5.950		08/01/2024	160,077
2,590,000	Westchester County, NY IDA (Winward School)[1]	5.250		10/01/2031	2,531,414
39 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

New York Continued
$4,475,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.000%		06/01/2026	$4,079,902
59,900,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2038	47,360,534
52,770,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	40,407,044
4,300,000	Yonkers IDA (St. Joseph’s Hospital), Series 98-A	6.150		03/01/2015	3,612,860
1,100,000	Yonkers IDA (St. Joseph’s Hospital), Series 98-B	6.150		03/01/2015	924,220
4,130,000	Yonkers, NY IDA (Hudson Scenic Studio)[1]	6.625		11/01/2019	3,918,957
1,560,000	Yonkers, NY IDA (Philipsburgh Hall Associates)	7.500		11/01/2030	1,124,994
2,355,000	Yonkers, NY IDA (Sacred Heart Assoc.)[1]	5.000		10/01/2037	2,250,273
2,700,000	Yonkers, NY IDA (St. Joseph’s Hospital)[1]	6.150		03/01/2015	2,268,540
1,635,000	Yonkers, NY IDA (St. Joseph’s Hospital)[1]	8.500		12/30/2013	1,642,946
2,855,000	Yonkers, NY IDA (Westchester School)[1]	8.750		12/30/2023	2,857,798
800,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2018	777,832
1,215,000	Yonkers, NY Parking Authority[1]	6.000		06/15/2024	1,113,888

					6,886,792,842

U.S. Possessions—35.9%
825,000	Guam Education Financing Foundation COP[1]	5.000		10/01/2023	804,722
505,000	Guam GO1	5.250		11/15/2037	467,090
6,000,000	Guam GO1	6.750		11/15/2029	6,452,160
10,000,000	Guam GO1	7.000		11/15/2039	10,907,400
300,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	330,405
290,000	Guam Power Authority, Series A1	5.250		10/01/2023	284,632
20,000,000	Guam Power Authority, Series A1	5.250		10/01/2034	19,101,200
9,200,000	Guam Power Authority, Series A6	5.500		10/01/2030	9,185,740
7,700,000	Guam Power Authority, Series A6	5.500		10/01/2040	7,573,335
2,000,000	Northern Mariana Islands Commonwealth, Series A1	5.000		10/01/2022	1,778,540
34,875,000	Northern Mariana Islands Commonwealth, Series A1	5.000		06/01/2030	29,298,488
8,670,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	6,304,911
16,800,000	Northern Mariana Islands Ports Authority, Series A1	6.600		03/15/2028	15,797,712
55,650,000	Puerto Rico Aqueduct & Sewer Authority[1]	0.000	[10]	07/01/2024	56,125,251
49,000,000	Puerto Rico Aqueduct & Sewer Authority[4]	5.125		07/01/2047	49,409,885
88,365,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2038	92,649,819
123,015,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	128,654,008
5,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2044	5,229,200
56,685,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	49,026,857
268,500,000	Puerto Rico Children’s Trust Fund (TASC)	6.617	[3]	05/15/2050	9,137,055
745,000,000	Puerto Rico Children’s Trust Fund (TASC)	7.165	[3]	05/15/2055	13,387,650
3,519,880,000	Puerto Rico Children’s Trust Fund (TASC)	7.625	[3]	05/15/2057	52,868,598
3,179,200,000	Puerto Rico Children’s Trust Fund (TASC)	8.375	[3]	05/15/2057	38,182,192
40 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$20,000	Puerto Rico Commonwealth GO1	5.000%		07/01/2026	$20,002
3,115,000	Puerto Rico Commonwealth GO1	5.000		07/01/2029	3,040,365
10,400,000	Puerto Rico Commonwealth GO1	5.000		07/01/2031	10,116,600
14,850,000	Puerto Rico Commonwealth GO1	5.000		07/01/2033	14,405,688
12,230,000	Puerto Rico Commonwealth GO1	5.000		07/01/2034	11,847,935
2,240,000	Puerto Rico Commonwealth GO1	5.000		07/01/2035	2,168,589
5,000,000	Puerto Rico Commonwealth GO1,6	5.125		07/01/2031	4,942,950
2,200,000	Puerto Rico Commonwealth GO1	5.250		07/01/2026	2,222,902
5,000,000	Puerto Rico Commonwealth GO1	5.250		07/01/2027	5,035,800
2,920,000	Puerto Rico Commonwealth GO1	5.250		07/01/2030	2,925,198
14,500,000	Puerto Rico Commonwealth GO1	5.250		07/01/2031	14,529,435
10,230,000	Puerto Rico Commonwealth GO1	5.250		07/01/2034	10,241,867
43,385,000	Puerto Rico Commonwealth GO1	5.250		07/01/2037	43,435,327
5,000,000	Puerto Rico Commonwealth GO1	5.375		07/01/2033	5,048,550
1,000,000	Puerto Rico Commonwealth GO1	5.500		07/01/2021	1,065,460
7,850,000	Puerto Rico Commonwealth GO1	5.500		07/01/2029	8,132,129
81,300,000	Puerto Rico Commonwealth GO1	5.500		07/01/2032	82,799,985
18,985,000	Puerto Rico Commonwealth GO1	6.000		07/01/2038	20,006,963
25,955,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2021	27,997,139
28,360,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2022	30,281,957
10,920,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2023	11,528,790
11,490,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2024	11,999,007
12,095,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2025	12,533,081
9,975,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2026	10,252,405
31,665,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2027	32,407,228
52,670,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2028	53,904,585
18,070,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2029	18,407,909
19,025,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2030	19,335,869
20,025,000	Puerto Rico Electric Power Authority, Series AAA[1]	5.250		07/01/2031	20,336,389
17,650,000	Puerto Rico Electric Power Authority, Series TT1	5.000		07/01/2037	17,215,810
60,000,000	Puerto Rico Electric Power Authority, Series UU1	0.715	[11]	07/01/2029	40,800,000
50,000	Puerto Rico HFC[1]	5.100		12/01/2018	50,990
9,515,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2028	9,348,773
4,845,000	Puerto Rico Highway & Transportation Authority[1]	5.250		07/01/2030	4,865,882
4,000,000	Puerto Rico Highway & Transportation Authority[1]	5.500		07/01/2029	4,168,400
270,000	Puerto Rico Highway & Transportation Authority[1]	5.750		07/01/2020	277,625
11,585,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2033	11,238,377
28,570,000	Puerto Rico Highway & Transportation Authority, Series G1	5.000		07/01/2042	27,340,633
3,885,000	Puerto Rico Highway & Transportation Authority, Series H6	5.450		07/01/2035	3,888,846
41 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$10,000,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000%		07/01/2025	$9,947,800
14,725,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2026	14,581,137
6,500,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2027	6,419,400
3,145,000	Puerto Rico Highway & Transportation Authority, Series K1	5.000		07/01/2030	3,061,626
2,600,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2023	2,691,806
17,205,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2030	17,279,154
6,795,000	Puerto Rico Highway & Transportation Authority, Series L1	5.250		07/01/2041	6,753,754
92,120,000	Puerto Rico Highway & Transportation Authority, Series M1	5.000		07/01/2046	87,783,912
125,620,000	Puerto Rico Highway & Transportation Authority, Series N1	0.725	[11]	07/01/2041	68,619,925
74,940,000	Puerto Rico Highway & Transportation Authority, Series N1	0.725	[11]	07/01/2045	39,718,200
16,080,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2032	16,290,166
53,445,000	Puerto Rico Highway & Transportation Authority, Series N1	5.250		07/01/2039	53,524,099
26,755,000	Puerto Rico Infrastructure[1]	5.000		07/01/2031	25,909,810
6,000,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	5,809,980
34,490,000	Puerto Rico Infrastructure[1]	5.000		07/01/2037	33,397,702
202,145,000	Puerto Rico Infrastructure[1]	5.000		07/01/2041	195,047,689
147,520,000	Puerto Rico Infrastructure[1]	5.000		07/01/2046	141,812,451
3,130,000	Puerto Rico Infrastructure[1]	5.500		07/01/2025	3,324,436
1,295,000	Puerto Rico Infrastructure[1]	5.500		07/01/2026	1,361,356
15,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	15,607,350
2,750,000	Puerto Rico Infrastructure[1]	5.500		07/01/2028	2,858,790
16,955,000	Puerto Rico Infrastructure	5.650	[3]	07/01/2029	5,031,735
65,725,000	Puerto Rico Infrastructure	5.730	[3]	07/01/2045	5,829,808
25,000,000	Puerto Rico Infrastructure	5.800	[3]	07/01/2032	5,809,500
6,285,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000		03/01/2036	5,503,775
1,575,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		12/01/2021	1,575,662
5,750,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375		02/01/2029	5,524,485
6,315,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.500		12/01/2031	6,061,579
38,000,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	38,318,820
2,025,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.600		05/01/2014	2,001,713
5,250,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	4,492,635
42 | ROCHESTER FUND MUNICIPALS

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$7,000,000	Puerto Rico ITEMECF (San Lucas & Cristo Redentor Hospitals)[1]	5.750%		06/01/2029	$3,481,240
500,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2021	501,650
8,000,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.250		09/01/2031	7,780,240
4,990,000	Puerto Rico Municipal Finance Agency, Series A1	5.250		08/01/2025	5,034,062
4,975,000	Puerto Rico Port Authority (American Airlines), Series A	6.250		06/01/2026	3,863,585
6,395,000	Puerto Rico Port Authority (American Airlines), Series A	6.300		06/01/2023	5,200,239
90,855,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2036	88,153,881
7,500,000	Puerto Rico Public Buildings Authority[1]	5.000		07/01/2037	7,283,625
23,585,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2029	23,585,000
126,570,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2033	126,659,865
120,000	Puerto Rico Public Buildings Authority[1]	5.375		07/01/2033	120,326
1,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	1,682,880
7,500,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2031	8,457,825
8,000,000	Puerto Rico Public Buildings Authority[1]	6.500		07/01/2030	8,710,160
7,500,000	Puerto Rico Public Buildings Authority[1]	6.750		07/01/2036	8,367,300
296,445,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.250		08/01/2057	299,382,919
643,700,000	Puerto Rico Sales Tax Financing Corp., Series A	5.401	[3]	08/01/2054	36,716,648
33,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.750		08/01/2037	34,372,140
221,800,000	Puerto Rico Sales Tax Financing Corp., Series A	5.939	[3]	08/01/2056	11,094,436
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500	[3]	08/01/2042	3,991,800
7,300,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500		08/01/2044	8,125,192
80,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.504	[3]	08/01/2043	9,836,800
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	0.000	[10]	08/01/2032	28,366,450
95,245,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750		08/01/2057	100,684,822
24,875,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.000		08/01/2042	26,448,344
4,525,000	University of Puerto Rico[1]	5.000		06/01/2026	4,480,746
5,280,000	University of Puerto Rico, Series P1	5.000		06/01/2030	5,140,819
24,375,000	University of Puerto Rico, Series Q1	5.000		06/01/2030	23,732,475
65,780,000	University of Puerto Rico, Series Q1	5.000		06/01/2036	63,643,466
9,230,000	University of V.I., Series A1	5.375		06/01/2034	9,065,060
2,040,000	University of V.I., Series A1	6.250		12/01/2029	2,042,876
3,650,000	V.I. Government Refinery Facilities (Hovensa Coker)[1]	6.500		07/01/2021	3,708,729
10,000	V.I. HFA, Series A1	6.450		03/01/2016	10,016
18,720,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2031	18,405,878
550,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan)[1]	5.000		10/01/2033	540,309
43 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions Continued
$27,733,000	V.I. Public Finance Authority (Hovensa Coker)[1]	6.500%		07/01/2021	$28,327,873
11,700,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	5.875		07/01/2022	11,813,958
8,000,000	V.I. Public Finance Authority (Hovensa Refinery)[1]	6.125		07/01/2022	8,096,480
750,000	V.I. Public Finance Authority, Series A1	5.250		10/01/2024	764,805
11,100,000	V.I. Tobacco Settlement Financing Corp.	7.300	[3]	05/15/2035	1,363,413

					3,084,110,877

Total Investments, at Value (Cost $10,633,567,863)—116.0%					9,970,903,719
Liabilities in Excess of Other Assets—(16.0)					(1,372,745,315)

Net Assets—100.0%					$8,598,158,404

Footnotes to Statement of Investments

1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2.	Issue is in default. See Note 1 of accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.

4.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

5.	Non-income producing security.

6.	When-issued security or delayed delivery to be delivered and settled after June 30, 2010. See Note 1 of accompanying Notes.

7.	Security is subject to a shortfall and forbearance agreement. See Note 1 of accompanying Notes.

8.	Represents the current interest rate for a variable rate bond known as an “inverse floater.” See Note 1 of accompanying Notes.

9.	Subject to a forbearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

10.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

11.	Represents the current interest rate for a variable or increasing rate security.
44 | ROCHESTER FUND MUNICIPALS

Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of June 30, 2010 based on valuation input level:

			Level 3 –
	Level 1 –	Level 2 –	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$6,886,792,820	$22	$6,886,792,842
U.S. Possessions	—	3,084,110,877	—	3,084,110,877

Total Assets	$—	$9,970,903,697	$22	$9,970,903,719

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
45 | ROCHESTER FUND MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
ACLD	Adults and Children with Learning and Developmental Disabilities
ADD	Aid to the Developmentally Disabled
ALIA	Alliance of Long Island Agencies
ARC	Assoc. of Retarded Citizens
CCRC	Continuing Care Retirement Community
CFGA	Child and Family Guidance Assoc.
CHSLI	Catholic Health Services of Long Island
CNGCS	Central Nassau Guidance and Counseling Services
COP	Certificates of Participation
CSMR	Community Services for the Mentally Retarded
DA	Dormitory Authority
DDI	Developmental Disabilities Institute
DRIVERS	Derivative Inverse Tax Exempt Receipts
EFC	Environmental Facilities Corp.
ERDA	Energy Research and Devel. Authority
FREE	Family Residences and Essential Enterprises
GJSR	Gurwin Jewish Senior Residences
GO	General Obligation
GSHMC	Good Samaritan Hospital Medical Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HH	Harmony Heights, Inc.
HHS	Harmony Heights School
IDA	Industrial Devel. Agency
IGHL	Independent Group Home for Living
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCC	Jewish Community Center
JDAM	Julia Dyckman Andrus Memorial
JFK	John Fitzgerald Kennedy
L.I.	Long Island
LGSC	Local Government Services Corp.
LIHIA	Long Island Head Injury Assoc.
LILCO	Long Island Lighting Corp.
LVH	Little Village House
MCH	Maryhaven Center of Hope
MMC	Mercy Medical Center
MTA	Metropolitan Transportation Authority
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University
PSCH	Professional Service Centers for the Handicapped, Inc.
RIBS	Residual Interest Bonds
ROLs	Residual Option Longs
Res Rec	Resource Recovery Facility
SCCC	Sullivan County Community College
SCHRC	St. Charles Hospital and Rehabilitation Center
SCSB	Schuyler Community Services Board
SFH	St. Francis Hospital
SLCD	School for Language and Communication Devel.
SMCFS	St. Mary’s Children and Family Services
SONYMA	State of New York Mortgage Agency
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UBF	University of Buffalo Foundation
UCPAGS	United Cerebral Palsy Assoc. of Greater Suffolk
UDC	Urban Devel. Corp.
UVBH	United Veteran’s Beacon House
V.I.	United States Virgin Islands
WORCA	Working Organization for Retarded Children and Adults
YMCA	Young Men’s Christian Assoc.
See accompanying Notes to Financial Statements.
46 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited

June 30, 2010

Assets
Investments, at value (cost $10,633,567,863)—see accompanying statement of investments	$9,970,903,719
Cash	1,824,936
Receivables and other assets:
Interest	150,522,113
Shares of beneficial interest sold	6,752,635
Investments sold (including $2,438,718 sold on a when-issued or delayed delivery basis)	6,502,686
Other	1,563,903

Total assets	10,138,069,992

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	1,364,110,000
Investments purchased on a when-issued or delayed delivery basis	77,405,206
Payable on borrowings (See Note 5)	68,900,000
Shares of beneficial interest redeemed	13,912,608
Dividends	9,546,546
Distribution and service plan fees	3,423,896
Trustees’ compensation	1,859,087
Transfer and shareholder servicing agent fees	254,704
Shareholder communications	123,707
Interest expense on borrowings	10,984
Other	364,850

Total liabilities	1,539,911,588

Net Assets	$8,598,158,404

Composition of Net Assets
Paid-in capital	$9,991,025,231
Accumulated net investment income	66,118,836
Accumulated net realized loss on investments	(796,321,519)
Net unrealized depreciation on investments	(662,664,144)

Net Assets	$8,598,158,404

47 | ROCHESTER FUND MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $7,003,843,654 and 431,772,709 shares of beneficial interest outstanding)	$16.22
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$17.03
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $220,979,268 and 13,636,686 shares of beneficial interest outstanding)	$16.20
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,273,690,996 and 78,647,483 shares of beneficial interest outstanding)	$16.19
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $99,644,486 and 6,143,076 shares of beneficial interest outstanding)	$16.22
See accompanying Notes to Financial Statements.
48 | ROCHESTER FUND MUNICIPALS

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended June 30, 2010

Investment Income
Interest	$299,699,315

Expenses
Management fees	19,603,158
Distribution and service plan fees:
Class A	5,037,721
Class B	1,145,830
Class C	6,272,363
Transfer and shareholder servicing agent fees:
Class A	1,041,638
Class B	122,688
Class C	296,609
Class Y	17,956
Shareholder communications:
Class A	87,665
Class B	10,334
Class C	21,466
Class Y	950
Interest expense and fees on short-term floating rate notes issued (See Note 1)	7,630,766
Borrowing fees	3,274,670
Accounting service fees	1,282,421
Trustees’ compensation	90,678
Interest expense on borrowings	67,842
Custodian fees and expenses	37,962
Other	259,814

Total expenses	46,302,531
Less waivers and reimbursements of expenses	(21,298)

Net expenses	46,281,233

Net Investment Income	253,418,082

Realized and Unrealized Gain
Net realized gain on investments	106,638,610
Net change in unrealized appreciation/depreciation on investments	181,821,112

Net Increase in Net Assets Resulting from Operations	$541,877,804

See accompanying Notes to Financial Statements.
49 | ROCHESTER FUND MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	June 30, 2010	December 31,
	(Unaudited)	2009

Operations
Net investment income	$253,418,082	$530,847,427
Net realized gain (loss)	106,638,610	(226,677,958)
Net change in unrealized appreciation/depreciation	181,821,112	2,492,752,087

Net increase in net assets resulting from operations	541,877,804	2,796,921,556

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(217,008,992)	(408,558,894)
Class B	(6,136,540)	(13,742,327)
Class C	(33,963,803)	(62,747,294)
Class Y	(2,961,945)	(3,759,108)

	(260,071,280)	(488,807,623)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(138,490,464)	(128,680,279)
Class B	(33,365,601)	(66,159,176)
Class C	(17,975,265)	13,156,586
Class Y	32,058,575	3,629,506

	(157,772,755)	(178,053,363)

Net Assets
Total increase	124,033,769	2,130,060,570
Beginning of period	8,474,124,635	6,344,064,065

End of period (including accumulated net investment income of $66,118,836 and $72,772,034, respectively)	$8,598,158,404	$8,474,124,635

See accompanying Notes to Financial Statements.
50 | ROCHESTER FUND MUNICIPALS

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended June 30, 2010

Cash Flows from Operating Activities
Net increase in net assets from operations	$541,877,804
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(402,437,818)
Proceeds from disposition of investment securities	544,762,019
Short-term investment securities, net	176,820,798
Premium amortization	11,581,319
Discount accretion	(33,398,081)
Net realized gain on investments	(106,638,610)
Net change in unrealized appreciation/depreciation on investments	(181,821,112)
Change in assets:
Decrease in interest receivable	7,154,417
Decrease in other assets	1,585,378
Decrease in receivable for securities sold	446,335
Change in liabilities:
Increase in payable for securities purchased	72,437,878
Decrease in other liabilities	(452,340)

Net cash provided by operating activities	631,917,987

Cash Flows from Financing Activities
Proceeds from bank borrowings	522,800,000
Payments on bank borrowings	(585,200,000)
Payments on short-term floating rate notes issued	(152,515,000)
Proceeds from shares sold	435,797,864
Payments on shares redeemed	(756,101,097)
Cash distributions paid	(96,329,438)

Net cash used in financing activities	(631,547,671)
Net increase in cash	370,316
Cash, beginning balance	1,454,620

Cash, ending balance	$1,824,936

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $163,680,123.
Cash paid for interest on bank borrowings—$65,533.
Cash paid for interest on short-term floating rate notes issued—$7,630,766.
See accompanying Notes to Financial Statements.
51 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$15.70	$11.54	$17.67	$18.82	$18.28	$17.76

Income (loss) from investment operations:
Net investment income[1]	.49	.98	.94	.88	.93	.99
Net realized and unrealized gain (loss)	.51	4.09	(6.19)	(1.17)	.55	.53

Total from investment operations	1.00	5.07	(5.25)	(.29)	1.48	1.52

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.48)	(.91)	(.88)	(.86)	(.94)	(1.00)

Net asset value, end of period	$16.22	$15.70	$11.54	$17.67	$18.82	$18.28

Total Return, at Net Asset Value[2]	6.54%	45.07%	(30.84)%	(1.59)%	8.33%	8.76%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$7,004	$6,913	$5,158	$8,541	$7,979	$5,937

Average net assets (in millions)	$7,012	$6,360	$7,688	$8,598	$6,836	$5,327

Ratios to average net assets:[3]
Net investment income	6.09%	6.96%	5.96%	4.78%	5.05%	5.44%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.67%	0.70%	0.70%	0.67%	0.68%	0.69%
Interest and fees from borrowings	0.08%	0.45%	0.22%	0.05%	0.04%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.18%	0.27%	0.68%	0.71%	0.62%	0.46%

Total expenses	0.93%	1.42%	1.60%	1.43%	1.34%	1.19%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.93%	1.42%	1.60%	1.43%	1.34%	1.19%

Portfolio turnover rate	4%	8%	23%	28%	17%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
52 | ROCHESTER FUND MUNICIPALS

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$15.68	$11.53	$17.66	$18.80	$18.26	$17.75

Income (loss) from investment operations:
Net investment income[1]	.41	.85	.80	.72	.78	.83
Net realized and unrealized gain (loss)	.52	4.07	(6.19)	(1.16)	.54	.52

Total from investment operations	.93	4.92	(5.39)	(.44)	1.32	1.35

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.41)	(.77)	(.74)	(.70)	(.78)	(.84)

Net asset value, end of period	$16.20	$15.68	$11.53	$17.66	$18.80	$18.26

Total Return, at Net Asset Value[2]	6.06%	43.66%	(31.50)%	(2.41)%	7.39%	7.77%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$221	$246	$237	$591	$906	$955

Average net assets (in millions)	$232	$248	$424	$745	$925	$1,006

Ratios to average net assets:[3]
Net investment income	5.16%	6.05%	4.99%	3.88%	4.20%	4.60%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.61%	1.67%	1.58%	1.57%	1.56%	1.56%
Interest and fees from borrowings	0.08%	0.45%	0.22%	0.05%	0.04%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.18%	0.27%	0.68%	0.71%	0.62%	0.46%

Total expenses	1.87%	2.39%	2.48%	2.33%	2.22%	2.06%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.87%	2.39%	2.48%	2.33%	2.22%	2.06%

Portfolio turnover rate	4%	8%	23%	28%	17%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
53 | ROCHESTER FUND MUNICIPALS

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$15.67	$11.52	$17.65	$18.79	$18.25	$17.74

Income (loss) from investment operations:
Net investment income[1]	.42	.86	.80	.71	.76	.82
Net realized and unrealized gain (loss)	.51	4.07	(6.19)	(1.15)	.56	.53

Total from investment operations	.93	4.93	(5.39)	(.44)	1.32	1.35

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.41)	(.78)	(.74)	(.70)	(.78)	(.84)

Net asset value, end of period	$16.19	$15.67	$11.52	$17.65	$18.79	$18.25

Total Return, at Net Asset Value[2]	6.10%	43.82%	(31.49)%	(2.39)%	7.40%	7.78%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$1,274	$1,250	$905	$1,514	$1,256	$712

Average net assets (in millions)	$1,272	$1,131	$1,350	$1,492	$956	$600

Ratios to average net assets:[3]
Net investment income	5.22%	6.09%	5.09%	3.90%	4.15%	4.56%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.54%	1.57%	1.57%	1.54%	1.54%	1.55%
Interest and fees from borrowings	0.08%	0.45%	0.22%	0.05%	0.04%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.18%	0.27%	0.68%	0.71%	0.62%	0.46%

Total expenses	1.80%	2.29%	2.47%	2.30%	2.20%	2.05%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.80%	2.29%	2.47%	2.30%	2.20%	2.05%

Portfolio turnover rate	4%	8%	23%	28%	17%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
54 | ROCHESTER FUND MUNICIPALS

	Six Months
	Ended
	June 30, 2010	Year Ended December 31,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$15.69	$11.54	$17.67	$18.82	$18.28	$17.76

Income (loss) from investment operations:
Net investment income[1]	.49	1.00	.96	.89	.95	1.01
Net realized and unrealized gain (loss)	.53	4.08	(6.19)	(1.15)	.55	.54

Total from investment operations	1.02	5.08	(5.23)	(.26)	1.50	1.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.49)	(.93)	(.90)	(.89)	(.96)	(1.03)

Net asset value, end of period	$16.22	$15.69	$11.54	$17.67	$18.82	$18.28

Total Return, at Net Asset Value[2]	6.68%	45.18%	(30.74)%	(1.44)%	8.45%	8.93%

Ratios/Supplemental Data
Net assets, end of period (in millions)	$99	$65	$44	$56	$22	$11

Average net assets (in millions)	$94	$57	$61	$44	$16	$10

Ratios to average net assets:[3]
Net investment income	6.22%	7.09%	6.14%	4.91%	5.14%	5.59%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.54%	0.55%	0.57%	0.51%	0.56%	0.54%
Interest and fees from borrowings	0.08%	0.45%	0.22%	0.05%	0.04%	0.04%
Interest and fees on short-term floating rate notes issued[4]	0.18%	0.27%	0.68%	0.71%	0.62%	0.46%

Total expenses	0.80%	1.27%	1.47%	1.27%	1.22%	1.04%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	1.27%	1.47%	1.27%	1.22%	1.04%

Portfolio turnover rate	4%	8%	23%	28%	17%	16%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
55 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Rochester Fund Municipals (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek to provide as high a level of income exempt from federal income tax and New York State and New York City personal income taxes as is consistent with its investment policies and prudent investment management while seeking preservation of shareholders’ capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior
56 | ROCHESTER FUND MUNICIPALS

to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
57 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of June 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery
Basis Transactions

Purchased securities	$77,405,206
Sold securities	2,438,718
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $1,364,110,000 as of June 30, 2010, which represents 13.46% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate
58 | ROCHESTER FUND MUNICIPALS

the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At June 30, 2010, municipal bond holdings with a value of $2,173,715,623 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $1,364,110,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At June 30, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$13,640,000	NY Austin Trust Various States Inverse Certificates	13.473%	6/1/32	$14,494,137
8,935,000	NY Austin Trust Various States Inverse Certificates	13.452	6/1/27	10,050,177
23,960,000	NY Austin Trust Various States Inverse Certificates	7.842	11/1/38	23,343,749
16,400,000	NY Austin Trust Various States Inverse Certificates	11.616	7/1/48	18,715,188
36,040,000	NY Liberty Devel. Corp. ROLs[3]	11.905	10/1/35	36,761,160
10,770,000	NY MTA ROLs[3]	19.915	11/15/30	12,053,246
59 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$6,615,000	NY Triborough Bridge & Tunnel Authority ROLs[3]	20.808%	1/1/27	$7,529,855
15,660,000	NY/NJ Port Authority Austin Trust Inverse Certificates	7.372	12/1/27	15,671,275
7,700,000	NY/NJ Port Authority Austin Trust Inverse Certificates	6.953	12/1/34	7,405,321
23,955,000	NY/NJ Port Authority Austin Trust Inverse Certificates	9.113	10/1/30	24,548,365
12,330,000	NYC GO DRIVERS	9.967	6/1/33	13,393,216
5,605,000	NYC GO DRIVERS	9.967	12/1/33	6,092,411
5,460,000	NYC GO DRIVERS	9.112	8/1/30	5,999,721
2,430,000	NYC GO DRIVERS	10.017	8/1/35	2,609,626
8,735,000	NYC GO DRIVERS	10.014	4/1/35	9,402,791
5,745,000	NYC GO DRIVERS	10.016	3/1/35	6,164,557
7,540,000	NYC GO ROLs	17.772	11/1/34	8,611,283
4,480,000	NYC GO ROLs[3]	19.079	4/1/30	5,347,821
8,900,000	NYC GO ROLs[3]	22.089	6/1/30	12,565,376
5,000,000	NYC GO ROLs	18.522	3/1/21	7,781,300
3,490,000	NYC HDC (Multifamily Hsg.) DRIVERS	15.004	11/1/42	3,609,114
920,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.658	11/1/26	952,016
810,000	NYC HDC (Multifamily Hsg.) DRIVERS	13.027	11/1/27	854,736
1,000,000	NYC HDC (Multifamily Hsg.) DRIVERS	13.079	11/1/32	1,023,010
1,165,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.716	11/1/37	1,152,698
1,560,000	NYC HDC (Multifamily Hsg.) DRIVERS	12.864	11/1/39	1,551,373
2,790,000	NYC HDC (Multifamily Hsg.) DRIVERS	13.072	5/1/40	2,828,976
775,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.105	11/1/34	894,490
710,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.366	11/1/39	816,159
2,730,000	NYC HDC (Multifamily Hsg.) DRIVERS[3]	19.955	11/1/46	3,177,229
2,680,000	NYC HDC (Multifamily Hsg.) DRIVERS	13.299	11/1/40	2,757,666
3,955,000	NYC HDC (Multifamily Hsg.) ROLs[3]	16.053	11/1/30	4,278,440
11,975,000	NYC Hsg. Devel. Corp. (Multifamily Hsg.) ROLs[3]	12.655	5/1/49	12,440,468
17,005,000	NYC Municipal Water Finance Authority DRIVERS	13.182	6/15/39	18,721,655
6,875,000	NYC Municipal Water Finance Authority ROLs	17.788	6/15/31	8,075,100
10,025,000	NYC Municipal Water Finance Authority ROLs	17.788	6/15/37	11,374,165
7,875,000	NYC Municipal Water Finance Authority ROLs	17.788	6/15/39	8,819,370
4,935,000	NYC Municipal Water Finance Authority ROLs	17.758	6/15/39	5,526,805
4,500,000	NYC Municipal Water Finance Authority ROLs	17.808	6/15/39	5,105,610
10,470,000	NYC Municipal Water Finance Authority ROLs[3]	12.935	6/15/34	10,962,718
8,205,000	NYS DA (Memorial Sloan-Kettering) DRIVERS	10.015	7/1/35	8,698,695
5,265,000	NYS DA (Vassar College) DRIVERS	10.013	7/1/46	5,605,646
3,410,000	NYS HFA ROLs[3]	14.594	11/1/45	3,582,273
3,750,000	Port Authority NY/NJ ROLs[3]	21.383	9/15/28	5,199,525
4,895,000	Port Authority NY/NJ, 11588th Series ROLs	16.227	10/15/27	5,200,693
3,580,000	Port Authority NY/NJ, 11588th Series ROLs	15.300	10/15/28	3,562,601
60 | ROCHESTER FUND MUNICIPALS

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$5,500,000	Port Authority NY/NJ, 11588th Series ROLs	16.236%	10/15/32	$5,716,205
9,090,000	Port Authority NY/NJ, 11589th Series ROLs	12.011	9/1/29	8,973,739
11,880,000	Port Authority NY/NJ, 136th Series DRIVERS	8.097	11/1/28	12,554,546
11,430,000	Port Authority NY/NJ, 136th Series DRIVERS	10.031	11/1/29	12,295,594
11,015,000	Port Authority NY/NJ, 136th Series DRIVERS	13.166	5/1/34	11,436,544
13,000,000	Port Authority NY/NJ, 138th Series DRIVERS	8.517	12/1/34	13,142,090
24,005,000	Port Authority NY/NJ, 151st Series DRIVERS	15.276	3/15/35	29,724,911
4,570,000	Port Authority NY/NJ, 152nd Series DRIVERS	13.767	5/1/38	4,905,164
20,000,000	Port Authority NY/NJ, 3090th Series DRIVERS	9.538	11/1/35	21,161,600
23,340,000	Port Authority NY/NJ, 3094th Series DRIVERS	13.196	3/15/39	25,938,909
7,500,000	Port Authority NY/NJ, 3114th Series DRIVERS	15.294	11/1/30	9,532,425
30,970,000	Port Authority NY/NJ, 3114th Series DRIVERS	9.538	11/1/35	32,768,738
3,335,000	Port Authority NY/NJ, 3115th Series DRIVERS	15.287	3/15/35	4,129,664
25,330,000	Port Authority NY/NJ, 37th Series DRIVERS	9.528	7/15/34	26,539,001
4,750,000	Puerto Rico Aqueduct & Sewer Authority ROLs[3]	18.165	7/1/47	4,908,935
15,000,000	Puerto Rico Aqueduct & Sewer Authority ROLs	9.462	7/1/47	15,250,950
74,115,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	18.221	8/1/57	77,052,919
23,815,000	Puerto Rico Sales Tax Financing Corp. ROLs[3]	20.486	8/1/57	29,254,822
18,135,000	SONYMA ROLs[3]	7.568	10/1/34	17,879,659
5,465,000	SONYMA ROLs[3]	14.043	4/1/29	5,470,848
3,230,000	SONYMA ROLs[3]	14.137	4/1/29	3,257,100
3,530,000	SONYMA ROLs[3]	14.423	4/1/29	3,533,777
7,635,000	SONYMA ROLs[3]	13.987	4/1/34	7,648,132
7,965,000	SONYMA ROLs[3]	14.140	10/1/28	7,980,452
3,175,000	SONYMA ROLs[3]	13.371	10/1/26	3,245,453
5,745,000	SONYMA ROLs[3]	8.939	10/1/37	5,342,333
11,525,000	SONYMA ROLs[3]	8.539	10/1/31	10,735,999
10,975,000	SONYMA ROLs[3]	8.637	10/1/37	9,302,630
1,685,000	SONYMA, Series 145 DRIVERS	13.334	10/1/37	1,708,944
650,000	SONYMA, Series 148 DRIVERS	13.466	10/1/27	688,844
2,125,000	SONYMA, Series 148 DRIVERS	13.576	10/1/32	2,212,890

				$809,605,623

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 46 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement.
61 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $642,150,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of June 30, 2010 is as follows:

Cost	$3,964,634
Market Value	2,791,123
Market Value as a % of Net Assets	0.03%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of June 30, 2010, securities with an aggregate market value of $1,158,965, representing 0.01% of the Fund’s net assets, were subject to these forbearance agreements. Interest and principal payments of $0 and $0, respectively, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
62 | ROCHESTER FUND MUNICIPALS

During the fiscal year ended December 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2009, the Fund had available for federal income tax unused capital loss carryforwards as follows:

Expiring

2011	$48,711,816
2012	30,332,900
2016	447,366,348
2017	321,822,606

Total	$848,233,670

As of June 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $741,595,060 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2010, it is estimated that the Fund will utilize $106,638,610 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,294,438,550 [1]

Gross unrealized appreciation	$300,028,304
Gross unrealized depreciation	(1,026,789,525)

Net unrealized depreciation	$(726,761,221)

1.	The Federal tax cost of securities does not include cost of $1,403,226,390, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing
63 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended June 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$13,170
Payments Made to Retired Trustees	156,353
Accumulated Liability as of June 30, 2010	1,524,922
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
64 | ROCHESTER FUND MUNICIPALS

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	18,713,269	$301,371,892	52,833,970	$734,465,418
Dividends and/or distributions reinvested	8,268,412	133,554,825	18,725,703	263,340,510
Redeemed	(35,634,657)	(573,417,181)	(78,201,654)	(1,126,486,207)

Net decrease	(8,652,976)	$(138,490,464)	(6,641,981)	$(128,680,279)

Class B
Sold	605,376	$9,748,303	1,279,319	$17,832,175
Dividends and/or distributions reinvested	256,582	4,138,167	669,108	9,331,312
Redeemed	(2,947,619)	(47,252,071)	(6,780,297)	(93,322,663)

Net decrease	(2,085,661)	$(33,365,601)	(4,831,870)	$(66,159,176)

Class C
Sold	4,489,270	$72,232,531	12,413,734	$173,659,196
Dividends and/or distributions reinvested	1,501,432	24,212,165	3,332,430	46,733,925
Redeemed	(7,119,996)	(114,419,961)	(14,484,787)	(207,236,535)

Net increase (decrease)	(1,129,294)	$(17,975,265)	1,261,377	$13,156,586

65 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class Y
Sold	2,620,036	$41,844,016	1,122,715	$15,728,107
Dividends and/or distributions reinvested	109,863	1,774,966	224,183	3,162,851
Redeemed	(717,226)	(11,560,407)	(1,062,727)	(15,261,452)

Net increase	2,012,673	$32,058,575	284,171	$3,629,506

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$402,437,818	$544,762,019
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.54%
Next $150 million	0.52
Next $1.75 billion	0.47
Next $3 billion	0.46
Next $3 billion	0.45
Next $6 billion	0.44
Over $14 billion	0.42
Accounting Service Fees. Accounting service fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of average daily net assets and $9,000 for each additional $30 million of average daily net assets. During the six months ended June 30, 2010, the Fund paid $1,282,421 to the Manager for accounting services.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2010, the Fund paid $1,515,976 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
66 | ROCHESTER FUND MUNICIPALS

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2010 were as follows:

Class B	$32,456,341
Class C	32,244,022
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

June 30, 2010	$614,557	$46,363	$239,516	$44,185
67 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     The Manager has voluntarily agreed to reimburse the Fund for a portion of the legal costs and fees incurred in connection with the pending litigation matters discussed in the “Pending Litigation” note which appears later in this report. During the six months ended June 30, 2010, the Manager reimbursed the Fund $21,298 for legal costs and fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.3579% as of June 30, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended June 30, 2010 equal 0.08% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
68 | ROCHESTER FUND MUNICIPALS

As of June 30, 2010, the Fund had borrowings outstanding at an interest rate of 0.3579%. Details of the borrowings for the six months ended June 30, 2010 are as follows:

Average Daily Loan Balance	$53,477,348
Average Daily Interest Rate	0.259%
Fees Paid	$1,646,291
Interest Paid	$65,533
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds advised by the Manager and distributed by the Distributor—including the Fund. The lawsuits naming the Fund as a defendant also name as defendants certain officers, trustees and former trustees of the Fund. The plaintiffs seek class action status on behalf of purchasers of shares of the Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the Fund contained misrepresentations and omissions, that the Fund’s investment policies were not followed, and that the Fund and the other defendants violated federal securities laws and regulations and certain state laws. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. Litigation involving certain other Oppenheimer funds is similar in nature.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     The Distributor and another subsidiary of the Manager have been named as defendants in a putative class action filed in federal court in 2010. The plaintiff, a participant in the State of Texas’ college savings plan, asserts claims on behalf of all persons who invested in qualified 529 plans managed by these subsidiaries of the Manager and which held investments in a certain mutual fund managed by the Manager and distributed by the Distributor. Plaintiff alleges causes of action for “improper investments,” “breach of fiduciary duty,” and “punitive damages” arising from that fund’s investments in 2008 and 2009.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation,
69 | ROCHESTER FUND MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Fund’s Board of Trustees has also engaged counsel to represent the Fund and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Fund may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not have any material effect on the operations of the Fund, that the outcome of all of the suits together should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
70 | ROCHESTER FUND MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available (the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
71 | ROCHESTER FUND MUNICIPALS

ROCHESTER FUND MUNICIPALS

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Associate Portfolio Manager
Richard Stein, Vice President
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Secretary

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firms	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2010 OppenheimerFunds, Inc. All rights reserved.
72 | ROCHESTER FUND MUNICIPALS

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77 | ROCHESTER FUND MUNICIPALS

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.opppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
78 | ROCHESTER FUND MUNICIPALS

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
79 | ROCHESTER FUND MUNICIPALS

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Not applicable to semiannual reports.

	(2)	Exhibits attached hereto.

	(3)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Rochester Fund Municipals

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	08/09/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	08/09/2010

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	08/09/2010